UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
Global Real Estate Investment Portfolio	22,854,739	$147,413,065
International Growth Portfolio	24,730,740	187,953,624
International Value Portfolio	30,032,413	200,015,869
Small-Mid Cap Growth Portfolio	11,534,685	103,696,819
Small-Mid Cap Value Portfolio	15,177,360	108,973,445
U.S. Large Cap Growth Portfolio	38,891,004	322,017,513
U.S. Value Portfolio	51,091,563	332,606,078

Total Investments - 100.1% (cost $2,091,186,834) (a)		1,402,676,413
Other assets less liabilities - (0.1)%		(1,796,585)

Net Assets - 100.0%		$1,400,879,828

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(688,510,421), resulting in net unrealized depreciation of $(688,510,421).

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,402,676,413		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,402,676,413		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 67.5%
Global Real Estate Investment Portfolio	31,794,516	$205,074,629
International Growth Portfolio	20,926,882	159,044,306
International Value Portfolio	25,995,511	173,130,103
Small-Mid Cap Growth Portfolio	8,756,053	78,716,919
Small-Mid Cap Value Portfolio	11,192,520	80,362,292
U.S. Large Cap Growth Portfolio	36,719,893	304,040,710
U.S. Value Portfolio	47,550,242	309,552,078

		1,309,921,037

The AllianceBernstein Pooling Portfolios - Fixed Income - 32.6%
High Yield Portfolio	18,869,644	145,296,258
Intermediate Duration Bond Portfolio	50,866,132	486,280,220

		631,576,478

Total Investments - 100.1% (cost $2,648,333,354) (a)		1,941,497,515
Other assets less liabilities - (0.1)%		(1,712,917)

Net Assets - 100.0%		$1,939,784,598

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 0.30% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

(a)	As of May 31, 2009, the cost basis of investment securities owned was substabtially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(706,835,839), resulting in net unrealized depreciation of $(706,835,839).

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,941,497,515		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,941,497,515		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Wealth Preservation Strategy

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income - 62.9%
Inflation Protected Securities Portfolio	6,779,583	$66,643,299
Intermediate Duration Bond Portfolio	19,742,243	188,735,842
Short Duration Bond Portfolio	20,094,843	182,662,126

		438,041,267

The AllianceBernstein Pooling Portfolios - Equity - 37.2%
Global Real Estate Investment Portfolio	11,622,334	74,964,052
International Growth Portfolio	3,713,311	28,221,164
International Value Portfolio	4,244,627	28,269,218
Small-Mid Cap Growth Portfolio	1,012,709	9,104,255
Small-Mid Cap Value Portfolio	1,326,971	9,527,649
U.S. Large Cap Growth Portfolio	6,561,501	54,329,226
U.S. Value Portfolio	8,393,998	54,644,930

		259,060,494

Total Investments - 100.1% (cost $821,574,622) (a)		697,101,761
Other assets less liabilities - (0.1)%		(767,276)

Net Assets - 100.0%		$696,334,485

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the Strategy’s total exposure to subprime investments was 1.85% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

(a)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $536,269 and gross unrealized depreciation of investments was $(125,009,130), resulting in net unrealized depreciation of $(124,472,861).

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$697,101,761		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$697,101,761		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 19.2%
Capital Markets - 6.0%
Ameriprise Financial, Inc.	13,800	$416,760
Bank of New York Mellon Corp.	21,275	591,019
The Blackstone Group LP	191,350	2,095,282
The Charles Schwab Corp.	46,425	817,080
Credit Suisse Group AG	73,354	3,292,229
Deutsche Bank AG	27,100	1,833,435
Franklin Resources, Inc.	26,925	1,799,936
The Goldman Sachs Group, Inc.	84,875	12,270,379
Julius Baer Holding AG	33,094	1,404,235
Man Group PLC	326,692	1,290,723
Morgan Stanley	94,800	2,874,336

		28,685,414

Commercial Banks - 5.0%
ABSA Group Ltd.	17,400	223,281
Australia & New Zealand Banking Group Ltd.	60,200	778,095
Banco do Brasil SA	85,300	917,335
Banco Santander Central Hispano SA	113,914	1,210,270
Barclays PLC	164,800	800,759
BNP Paribas SA	33,340	2,310,381
Commonwealth Bank of Australia	12,700	358,356
Credit Agricole SA	63,976	945,036
Hana Financial Group, Inc.	21,000	503,605
HSBC Holdings PLC	159,725	1,446,794
Industrial & Commercial Bank of China Ltd.-Class H	1,209,000	767,448
Intesa Sanpaolo SpA (a)	224,400	802,114
KB Financial Group, Inc. (a)	16,100	514,618
Lloyds Banking Group PLC	513,251	565,226
National Australia Bank Ltd.	50,000	894,933
Nordea Bank AB	126,480	1,016,553
Regions Financial Corp.	97,400	408,106
Societe Generale-Class A	21,306	1,250,106
Standard Bank Group Ltd.	49,400	514,638
Standard Chartered PLC	116,758	2,388,280
Sumitomo Mitsui Financial Group, Inc.	21,200	821,130
U.S. Bancorp	111,000	2,131,200
Wells Fargo & Co.	69,800	1,779,900
Westpac Banking Corp.	46,500	708,028

		24,056,192

Consumer Finance - 0.4%
Capital One Financial Corp.	74,300	1,815,892

Diversified Financial Services - 4.0%
CME Group, Inc.-Class A	8,310	2,672,829
Deutsche Boerse AG	9,640	844,700
Hong Kong Exchanges and Clearing Ltd.	57,600	902,276
ING Group	66,853	709,790
JP Morgan Chase & Co.	384,250	14,178,825

		19,308,420

Insurance - 3.6%
ACE Ltd.	24,200	1,064,558
Allianz SE	11,100	1,101,811
Allstate Corp.	67,400	1,734,202
Aviva PLC	152,668	828,652
Fairfax Financial Holdings Ltd.	900	232,495
Genworth Financial, Inc.-Class A	72,000	426,240
Hartford Financial Services Group, Inc.	44,100	632,394
Industrial Alliance Insurance and Financial Services, Inc.	5,800	139,296
Lincoln National Corp.	61,900	1,173,005
MetLife, Inc.	79,500	2,504,250
Muenchener Rueckversicherungs AG (MunichRe)	7,200	1,016,872
Prudential Financial, Inc.	22,100	882,011
QBE Insurance Group Ltd.	96,763	1,518,358
Torchmark Corp.	12,500	502,000
The Travelers Co., Inc.	53,000	2,154,980
Unum Group	53,200	910,252
XL Capital Ltd.-Class A	73,200	740,784

		17,562,160

Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd.	188,000	402,503
New World Development Co., Ltd.	212,000	402,460
Sun Hung Kai Properties Ltd.	31,000	388,343

		1,193,306

		92,621,384

Energy - 13.6%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	70,600	2,204,838
ENSCO International, Inc.	11,800	458,902
Helmerich & Payne, Inc.	10,800	377,676
National Oilwell Varco, Inc. (a)	17,775	686,471
Saipem SpA	20,800	535,230
Schlumberger Ltd.	131,000	7,497,130
Tenaris SA	50,696	786,460

		12,546,707

Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	50,475	4,253,023
BG Group PLC	131,158	2,409,957
BP PLC	203,200	1,679,720
Chevron Corp.	114,900	7,660,383
China Petroleum & Chemical Corp.-Class H	595,000	486,733
ConocoPhillips	77,900	3,570,936
Devon Energy Corp.	45,100	2,852,124
ENI SpA	53,700	1,302,936
EOG Resources, Inc.	58,425	4,276,126
Exxon Mobil Corp.	164,200	11,387,270
LUKOIL (London) (Sponsored ADR)	21,400	1,151,014
Nexen, Inc.	21,606	529,385
Occidental Petroleum Corp.	11,400	765,054
Petro-Canada	21,900	952,828
Petroleo Brasileiro SA (ADR)	45,373	1,997,773
PTT PCL	47,500	304,576
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	85,466	2,312,657
StatoilHydro ASA	128,744	2,719,008
Sunoco, Inc.	9,000	273,870
Tatneft (Sponsored ADR)	17,333	476,840
Total SA	30,889	1,782,024

		53,144,237

		65,690,944

Information Technology - 13.6%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	273,025	5,050,962
Corning, Inc.	99,500	1,462,650
Motorola, Inc.	355,500	2,154,330
Nokia OYJ	81,000	1,243,071
QUALCOMM, Inc.	161,325	7,032,157
Research In Motion Ltd. (a)	6,448	507,071
Telefonaktiebolaget LM Ericsson-Class B	94,000	870,948

		18,321,189

Computers & Peripherals - 4.6%
Apple, Inc. (a)	70,550	9,581,396
Compal Electronics, Inc. (GDR) (b)	104,662	442,248
Fujitsu Ltd.	161,000	834,508
Hewlett-Packard Co.	245,050	8,417,467
NetApp, Inc. (a)	8,550	166,725
Toshiba Corp.	211,000	792,387
Western Digital Corp. (a)	78,200	1,943,270

		22,178,001

Electronic Equipment, Instruments & Components - 0.8%
AU Optronics Corp.	422,000	438,373
FUJIFILM Holdings Corp.	17,700	511,970
Hitachi High-Technologies Corp.	9,600	148,499
Hitachi Ltd.	103,000	342,574

Keyence Corp.	2,000	418,326
Nippon Electric Glass Co. Ltd.	44,000	420,877
Tyco Electronics Ltd.	86,600	1,504,242
Vishay Intertechnology, Inc. (a)	3,500	19,355

		3,804,216

Internet Software & Services - 2.1%
Google, Inc.-Class A (a)	23,340	9,738,148
Tencent Holdings Ltd.	57,200	638,700

		10,376,848

IT Services - 0.4%
Visa, Inc.-Class A	29,450	1,994,060

Office Electronics - 0.1%
Canon, Inc.	10,100	335,091

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	36,200	746,766
Intel Corp.	199,750	3,140,070
Nvidia Corp. (a)	22,100	230,503
Samsung Electronics Co. Ltd.	2,210	988,240
Siliconware Precision Industries Co.	901	1,188
Taiwan Semiconductor Manufacturing Co. Ltd.	199,000	368,303
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	104,825	1,146,786
United Microelectronics Corp.	121,379	49,338

		6,671,194

Software - 0.4%
Symantec Corp. (a)	112,200	1,749,198

		65,429,797

Health Care - 12.5%
Biotechnology - 2.8%
Amgen, Inc. (a)	62,800	3,136,232
Celgene Corp. (a)	82,450	3,482,688
Gilead Sciences, Inc. (a)	162,950	7,023,145

		13,642,065

Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	7,375	800,188
Baxter International, Inc.	47,900	2,452,001
Boston Scientific Corp. (a)	24,100	226,540
St. Jude Medical, Inc. (a)	3,525	137,545

		3,616,274

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	31,000	1,108,250
Celesio AG	6,000	136,204
Fresenius Medical Care AG & Co. KGaA	5,600	235,931
Medco Health Solutions, Inc. (a)	59,050	2,709,804

		4,190,189

Pharmaceuticals - 8.1%
AstraZeneca PLC	4,400	183,590
Bayer AG	19,900	1,137,900

Bristol-Myers Squibb Co.	58,600	1,167,312
Eli Lilly & Co.	47,700	1,648,989
GlaxoSmithKline PLC	95,400	1,613,321
Johnson & Johnson	92,000	5,074,720
Merck & Co., Inc.	118,400	3,265,472
Novartis AG	27,950	1,118,451
Novo Nordisk A/S-Class B	26,968	1,405,868
Pfizer, Inc.	362,400	5,504,856
Roche Holding AG	9,867	1,351,033
Sanofi-Aventis	51,738	3,302,135
Schering-Plough Corp.	104,200	2,542,480
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	152,375	7,064,105
Wyeth	55,700	2,498,702

		38,878,934

		60,327,462

Consumer Discretionary - 12.1%
Auto Components - 0.2%
Autoliv, Inc.	24,500	680,610
Denso Corp.	19,500	463,347

		1,143,957

Automobiles - 1.3%
Honda Motor Co. Ltd.	52,300	1,517,417
Isuzu Motors Ltd.	177,000	304,760
Nissan Motor Co. Ltd.	167,200	1,008,552
Renault SA (a)	25,300	981,496
Toyota Motor Corp.	15,300	610,098
Toyota Motor Corp. (Sponsored ADR)	21,325	1,709,199

		6,131,522

Distributors - 0.1%
Li & Fung Ltd.	120,000	323,754

Hotels, Restaurants & Leisure - 1.4%
Carnival PLC	48,570	1,264,047
Compass Group PLC	108,009	628,221
McDonald’s Corp.	72,675	4,287,098
TABCORP Holdings Ltd.	33,114	196,405
TUI Travel PLC	77,800	313,622

		6,689,393

Household Durables - 0.4%
Sharp Corp.	88,000	995,375
Sony Corp.	30,200	790,808

		1,786,183

Internet & Catalog Retail - 0.2%
Amazon.Com, Inc. (a)	12,700	990,473

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	211,881

Media - 4.4%
British Sky Broadcasting Group PLC	54,918	395,355
CBS Corp.-Class B	184,500	1,361,610
Comcast Corp.-Class A	88,700	1,221,399

Lagardere SCA	12,500	419,772
Liberty Media Corp. - Entertainment Series A (a)	76,025	1,836,764
News Corp.-Class A	324,100	3,169,698
Pearson PLC	40,600	432,386
SES SA (FDR)	43,274	864,732
Time Warner Cable, Inc.-Class A	98,269	3,025,703
Time Warner, Inc.	160,833	3,766,709
Viacom, Inc.-Class B (a)	24,800	549,816
The Walt Disney Co.	174,425	4,224,574

		21,268,518

Multiline Retail - 1.8%
JC Penney Co., Inc.	42,900	1,119,261
Kohl’s Corp. (a)	97,625	4,146,134
Macy’s, Inc.	67,400	787,232
Next PLC	21,294	505,234
Target Corp.	52,275	2,054,407

		8,612,268

Specialty Retail - 2.0%
AutoNation, Inc. (a)	43,700	693,956
Foot Locker, Inc.	34,000	377,740
The Gap, Inc.	48,500	865,725
Hennes & Mauritz AB-Class B	16,750	802,218
Home Depot, Inc.	66,000	1,528,560
Kingfisher PLC	263,511	760,362
Limited Brands, Inc.	101,800	1,273,518
Lowe’s Cos, Inc.	188,975	3,592,415

		9,894,494

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	47,700	434,070
Nike, Inc.-Class B	14,075	802,979
Yue Yuen Industrial Holdings Ltd.	92,500	212,242

		1,449,291

		58,501,734

Consumer Staples - 9.3%
Beverages - 1.7%
Anheuser-Busch InBev NV	23,720	836,525
The Coca-Cola Co.	14,700	722,652
Coca-Cola Enterprises, Inc.	106,900	1,780,954
Pepsi Bottling Group, Inc.	52,700	1,731,722
PepsiCo, Inc.	57,925	3,014,997

		8,086,850

Food & Staples Retailing - 2.3%
Aeon Co. Ltd.	59,300	550,397
Costco Wholesale Corp.	71,950	3,491,014
Delhaize Group	6,200	457,115
Koninklijke Ahold NV	54,760	667,279
The Kroger Co.	33,100	754,680

Safeway, Inc.	43,590	883,133
Tesco PLC	343,973	2,044,052
Wal-Mart Stores, Inc.	50,275	2,500,679

		11,348,349

Food Products - 2.4%
Archer-Daniels-Midland Co.	93,200	2,564,864
Associated British Foods PLC	78,700	936,895
Bunge Ltd.	28,800	1,822,176
ConAgra Foods, Inc.	12,300	228,657
Del Monte Foods Co.	44,700	365,646
General Mills, Inc.	7,900	404,322
Kraft Foods, Inc.-Class A	59,700	1,558,767
Nestle SA	27,419	998,404
Suedzucker AG	10,600	219,810
Tyson Foods, Inc.-Class A	111,100	1,479,852
Unilever PLC	42,136	994,425

		11,573,818

Household Products - 1.7%
Colgate-Palmolive Co.	11,675	769,966
Kimberly-Clark Corp.	8,700	451,443
Procter & Gamble Co.	96,800	5,027,792
Reckitt Benckiser Group PLC	40,197	1,750,933

		8,000,134

Personal Products - 0.1%
L’Oreal SA	4,600	364,263

Tobacco - 1.1%
Altria Group, Inc.	117,500	2,008,075
British American Tobacco PLC	65,433	1,793,487
Lorillard, Inc.	2,900	198,157
Philip Morris International, Inc.	19,350	825,084
Reynolds American, Inc.	15,500	619,535

		5,444,338

		44,817,752

Industrials - 6.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	232,416	1,293,652
Bombardier, Inc.-Class B	85,000	284,955
Northrop Grumman Corp.	26,900	1,280,978

		2,859,585

Air Freight & Logistics - 0.2%
FedEx Corp.	17,500	970,025

Airlines - 0.1%
Deutsche Lufthansa AG	12,300	170,306
Qantas Airways Ltd.	169,706	262,604

		432,910

Building Products - 0.2%
Masco Corp.	77,000	797,720

Construction & Engineering - 0.1%
China Railway Construction Corp. Ltd.-Class H (a)	232,400	338,624

Electrical Equipment - 1.4%
Emerson Electric Co.	111,800	3,587,662
Furukawa Electric Co. Ltd.	50,000	181,969
Gamesa Corp. Tecnologica SA	29,210	656,647
Schneider Electric SA	9,561	714,673
Vestas Wind Systems A/S (a)	9,181	676,374
Vestas Wind Systems A/S (ADR) (a)	47,800	1,163,930

		6,981,255

Industrial Conglomerates - 0.7%
Bidvest Group Ltd.	16,665	196,156
General Electric Co.	184,400	2,485,712
Koninklijke Philips Electronics NV	43,050	813,880

		3,495,748

Machinery - 1.4%
Atlas Copco AB-Class A	52,182	530,020
Caterpillar, Inc.	11,800	418,428
Crane Co.	20,300	478,674
Danaher Corp.	31,500	1,901,025
Dover Corp.	13,600	427,584
Illinois Tool Works, Inc.	24,375	787,069
MAN AG	5,111	313,175
NGK Insulators Ltd.	27,000	480,423
Terex Corp. (a)	50,100	672,342
Vallourec	4,200	530,732
Volvo AB-Class B	55,950	361,926

		6,901,398

Marine - 0.1%
Mitsui OSK Lines Ltd.	50,000	356,433

Road & Rail - 0.4%
Union Pacific Corp.	36,700	1,808,209

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	88,500	1,686,447
Mitsui & Co. Ltd.	180,000	2,307,992

		3,994,439

		28,936,346

Materials - 5.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	23,050	1,493,179
BASF SE	27,700	1,174,738
E.I. Du Pont de Nemours & Co.	81,600	2,323,152
Eastman Chemical Co.	20,200	837,088
JSR Corp.	27,200	405,925
LG Chem Ltd.	3,320	406,982
Mitsubishi Chemical Holdings Corp.	100,500	466,766
Monsanto Co.	51,200	4,206,080
Syngenta AG	5,911	1,441,671

		12,755,581

Construction Materials - 0.2%
CRH PLC (Dublin)	38,579	909,087
CRH PLC (London)	9,014	210,599

		1,119,686

Containers & Packaging - 0.2%
Amcor Ltd.	72,971	300,085
Sonoco Products Co.	19,400	472,584

		772,669

Metals & Mining - 2.5%
ArcelorMittal	28,850	957,243
ArcelorMittal (Euronext Amsterdam)	67,149	2,237,349
Barrick Gold Corp.	27,558	1,044,263
BHP Billiton Ltd.	5,800	162,978
BHP Billiton PLC	53,416	1,280,275
Freeport-McMoRan Copper & Gold, Inc.	42,600	2,318,718
JFE Holdings, Inc.	12,400	415,850
MMC Norilsk Nickel (ADR) (a)	48,019	547,417
Nucor Corp.	25,975	1,140,562
Rio Tinto PLC	10,400	473,826
Vale SA-Class B (ADR)	42,100	806,215
Xstrata PLC	38,320	429,860

		11,814,556

		26,462,492

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	246,100	6,100,819
BCE, Inc.	35,400	809,004
Bezeq Israeli Telecommunication Corp. Ltd.	79,600	148,444
Deutsche Telekom AG	51,000	587,410
France Telecom SA	38,900	948,628
Nippon Telegraph & Telephone Corp.	19,800	824,053
Tele2 AB-Class B	6,200	62,697
Telecom Corp. of New Zealand Ltd.	137,911	222,081
Telecom Italia SpA (ordinary shares)	546,500	774,207
Telecom Italia SpA (savings shares)	228,800	234,817
Telefonica SA	150,298	3,255,810
TELUS Corp.-Class A	12,900	372,201
Verizon Communications, Inc.	77,900	2,279,354

		16,619,525

Wireless Telecommunication Services - 1.0%
KDDI Corp.	32	167,908
MTN Group Ltd.	27,500	400,736
Sprint Nextel Corp. (a)	437,300	2,252,095
Vodafone Group PLC	1,174,495	2,209,525

		5,030,264

		21,649,789

Utilities - 2.2%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	27,800	732,252
CEZ	7,000	318,746
E.ON AG	39,900	1,416,274
Pinnacle West Capital Corp.	19,200	530,880

		2,998,152

Gas Utilities - 0.1%
Atmos Energy Corp.	6,700	160,800

Independent Power Producers & Energy Traders - 0.3%
Drax Group PLC	33,800	269,006
Iberdrola Renovables SA (a)	81,000	401,205
RRI Energy, Inc. (a)	116,400	637,872

		1,308,083

Multi-Utilities - 1.2%
Alliant Energy Corp.	8,300	196,959
Ameren Corp.	13,200	307,032
Centrica PLC	404,405	1,614,903
CMS Energy Corp.	12,900	146,286
Consolidated Edison, Inc.	14,300	507,078
GDF Suez	14,481	572,148
National Grid PLC	53,331	517,120
NiSource, Inc.	21,100	225,559
RWE AG	11,260	937,507
Xcel Energy, Inc.	48,200	826,630

		5,851,222

		10,318,257

Total Common Stocks (cost $464,517,191)		474,755,957

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Lloyds Banking Group PLC (a)	318,883	152,407

Diversified Financial Services - 0.0%
Fortis (a)	35,930	0

Total Rights (cost $232,718)		152,407

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $6,387,013)	6,387,013	6,387,013

Total Investments - 99.8% (cost $471,136,922) (d)		481,295,377
Other assets less liabilities - 0.2%		940,051

Net Assets - 100.0%		$482,235,428

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	6	June 2009	$365,545	$425,782	$60,237

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	1,993	$1,283,791	$1,594,672	$310,881
Australian Dollar settling 8/17/09	2,744	1,929,773	2,185,580	255,807
Australian Dollar settling 8/17/09	1,513	1,119,075	1,205,095	86,020
Australian Dollar settling 8/17/09	2,338	1,773,654	1,862,204	88,550
Australian Dollar settling 8/17/09	1,993	1,541,785	1,587,413	45,628
Australian Dollar settling 8/17/09	3,995	3,065,244	3,181,995	116,751
Australian Dollar settling 8/17/09	2,255	1,759,621	1,796,094	36,473
Australian Dollar settling 8/17/09	320	254,368	254,878	510
British Pound settling 6/15/09	2,566	4,015,008	4,146,440	131,432
British Pound settling 6/15/09	12,124	18,974,060	19,595,181	621,121
British Pound settling 8/17/09	890	1,419,149	1,438,081	18,932
Canadian Dollar settling 6/15/09	309	256,030	283,056	27,026
Canadian Dollar settling 6/15/09	604	528,415	553,288	24,873
Canadian Dollar settling 6/15/09	3,078	2,692,819	2,819,572	126,753
Euro settling 6/15/09	4,309	5,512,934	6,091,051	578,117
Euro settling 6/15/09	993	1,286,183	1,403,670	117,487

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro settling 6/15/09	1,371	$1,854,414	$1,937,997	83,583
Euro settling 6/15/09	3,410	4,619,254	4,820,256	201,002
Euro settling 6/15/09	600	803,346	848,139	44,793
Euro settling 8/17/09	5,068	6,976,356	7,160,229	183,873
Japanese Yen settling 6/15/09	21,416	227,697	224,804	(2,893)
Japanese Yen settling 6/15/09	690,931	7,046,721	7,252,706	205,985
Japanese Yen settling 6/15/09	817,575	8,338,348	8,582,089	243,741
Japanese Yen settling 6/15/09	77,253	796,587	810,925	14,338
Japanese Yen settling 8/17/09	80,337	812,174	843,886	31,712
Japanese Yen settling 8/17/09	50,077	524,076	526,025	1,949
Japanese Yen settling 8/17/09	571,254	5,997,732	6,000,635	2,903
Japanese Yen settling 8/17/09	789,417	8,288,278	8,292,289	4,011
New Zealand Dollar settling 6/15/09	2,459	1,234,787	1,574,103	339,316
New Zealand Dollar settling 8/17/09	2,459	1,491,039	1,568,202	77,163
Norwegian Krone settling 6/15/09	2,430	352,475	385,361	32,886
Norwegian Krone settling 6/15/09	19,882	2,882,736	3,152,984	270,248
Norwegian Krone settling 6/15/09	14,241	2,035,883	2,258,407	222,524
Norwegian Krone settling 8/17/09	1,298	195,172	205,419	10,247
Norwegian Krone settling 8/17/09	15,265	2,375,099	2,415,806	40,707
Norwegian Krone settling 8/17/09	13,470	2,095,813	2,131,734	35,921
Swedish Krona settling 6/15/09	3,029	339,251	400,272	61,021

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 6/15/09	1,664	$206,490	$219,892	13,402
Swedish Krona settling 6/15/09	2,123	254,863	280,547	25,684
Swedish Krona settling 6/15/09	12,188	1,614,133	1,610,601	(3,532)
Swedish Krona settling 6/15/09	9,956	1,318,536	1,315,651	(2,885)
Swedish Krona settling 8/17/09	15,106	2,009,792	1,995,884	(13,908)
Swedish Krona settling 8/17/09	2,331	308,093	307,984	(109)
Swiss Franc settling 6/15/09	284	248,957	266,003	17,046
Swiss Franc settling 6/15/09	401	350,218	375,589	25,371
Swiss Franc settling 6/15/09	365	331,918	341,871	9,953
Swiss Franc settling 6/15/09	3,576	3,251,884	3,349,393	97,509
Swiss Franc settling 8/17/09	365	332,150	342,122	9,972
Sale Contracts:
Australian Dollar settling 6/15/09	1,993	1,548,701	1,594,673	(45,972)
British Pound settling 6/15/09	10,016	13,912,524	16,188,166	(2,275,642)
British Pound settling 6/15/09	1,564	2,264,907	2,527,785	(262,878)
British Pound settling 6/15/09	2,223	3,249,517	3,592,073	(342,556)
British Pound settling 6/15/09	343	485,945	554,367	(68,422)
British Pound settling 6/15/09	544	799,800	879,230	(79,430)
British Pound settling 8/17/09	214	318,740	345,786	(27,046)
British Pound settling 8/17/09	1,160	1,696,616	1,874,353	(177,737)
British Pound settling 8/17/09	387	578,395	625,323	(46,928)
British Pound settling 8/17/09	12,124	18,965,937	19,590,219	(624,282)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 8/17/09	2,566	$4,013,289	$4,145,390	(132,101)
Canadian Dollar settling 6/15/09	2,981	2,337,856	2,730,716	(392,860)
Canadian Dollar settling 6/15/09	604	473,688	553,288	(79,600)
Canadian Dollar settling 6/15/09	203	166,015	185,956	(19,941)
Canadian Dollar settling 6/15/09	203	161,739	185,956	(24,217)
Canadian Dollar settling 8/17/09	725	625,669	664,399	(38,730)
Canadian Dollar settling 8/17/09	604	528,572	553,513	(24,941)
Canadian Dollar settling 8/17/09	3,078	2,693,620	2,820,717	(127,097)
Canadian Dollar settling 8/17/09	319	291,391	292,336	(945)
Euro settling 6/15/09	312	404,458	441,032	(36,574)
Euro settling 6/15/09	3,316	4,185,090	4,687,381	(502,291)
Euro settling 6/15/09	775	991,535	1,095,513	(103,978)
Euro settling 6/15/09	395	538,061	558,358	(20,297)
Euro settling 6/15/09	817	1,109,732	1,154,883	(45,151)
Euro settling 6/15/09	5,068	6,981,271	7,163,947	(182,676)
Euro settling 8/17/09	975	1,343,209	1,377,511	(34,302)
Euro settling 8/17/09	143	199,735	202,035	(2,300)
Euro settling 8/17/09	505	705,359	713,480	(8,121)
Japanese Yen settling 6/15/09	64,807	665,206	680,280	(15,074)
Japanese Yen settling 6/15/09	76,286	777,738	800,774	(23,036)
Japanese Yen settling 6/15/09	105,411	1,080,474	1,106,500	(26,026)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen settling 6/15/09	571,254	$5,993,956	$5,996,456	(2,500)
Japanese Yen settling 6/15/09	789,417	8,283,059	8,286,514	(3,455)
Japanese Yen settling 8/17/09	129,168	1,362,877	1,356,822	6,055
Japanese Yen settling 8/17/09	282,795	2,989,060	2,970,569	18,491
New Zealand Dollar settling 6/15/09	2,459	1,496,277	1,574,103	(77,826)
Norwegian Krone settling 6/15/09	3,348	493,223	530,942	(37,719)
Norwegian Krone settling 6/15/09	3,201	503,500	507,630	(4,130)
Norwegian Krone settling 6/15/09	1,269	194,916	201,244	(6,328)
Norwegian Krone settling 6/15/09	15,265	2,379,097	2,420,798	(41,701)
Norwegian Krone settling 6/15/09	13,470	2,099,341	2,136,138	(36,797)
Norwegian Krone settling 8/17/09	16,563	2,572,513	2,621,225	(48,712)
Swedish Krona settling 6/15/09	5,105	599,566	674,608	(75,042)
Swedish Krona settling 6/15/09	16,124	1,824,931	2,130,730	(305,799)
Swedish Krona settling 6/15/09	2,475	278,968	327,063	(48,095)
Swedish Krona settling 6/15/09	2,880	338,346	380,582	(42,236)
Swedish Krona settling 6/15/09	2,376	292,287	313,980	(21,693)
Swedish Krona settling 8/17/09	2,918	350,932	385,541	(34,609)
Swedish Krona settling 8/17/09	2,341	295,035	309,305	(14,270)
Swedish Krona settling 8/17/09	12,188	1,613,770	1,610,342	3,428
Swedish Krona settling 8/17/09	9,956	1,318,239	1,315,439	2,800
Swiss Franc settling 6/15/09	1,050	913,902	983,463	(69,561)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc settling 6/15/09	3,576	$3,112,488	$3,349,393	(236,905)
Swiss Franc settling 8/17/09	287	253,724	269,011	(15,287)
Swiss Franc settling 8/17/09	3,576	3,253,867	3,351,863	(97,996)
Swiss Franc settling 8/17/09	365	332,120	342,122	(10,002)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $442,248 or 0.1% of net assets.
(c)	Investment in affiliated money market mutual fund.
(d)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,690,580 and gross unrealized depreciation of investments was $(38,532,125), resulting in net unrealized appreciation of $10,158,455.

An amount equivalent to U.S. $39,281 has been segregated to collateralize margin requirements for the open futures contract at May 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt
LP	- Limited Partnership

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$348,149,723		$60,237
Level 2	132,841,078	+	(2,121,146)
Level 3	304,576		– 0	–

Total	$481,295,377		$(2,060,909)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 8/31/08	$426,870		$	– 0	–
Accrued discounts /premiums	– 0	–		–
Realized gain (loss)	(592,528)			–	*
Change in unrealized appreciation/depreciation	563,002			– 0	–
Net purchases (sales)	(92,768)			–
Net transfers in and/or out of Level 3	– 0	–		–

Balance as of 5/31/09	$304,576		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$563,002		$	– 0	–

AllianceBernstein Wealth Strategies Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.2%
Financials - 9.1%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	8,475	$235,436
The Blackstone Group LP	54,975	601,976
The Charles Schwab Corp.	12,425	218,680
Credit Suisse Group AG	16,035	719,673
Deutsche Bank AG	6,850	463,433
Franklin Resources, Inc.	6,750	451,238
The Goldman Sachs Group, Inc.	24,300	3,513,051
Julius Baer Holding AG	8,518	361,433
Macquarie Group Ltd.	2,800	72,705
Man Group PLC	89,582	353,928
Morgan Stanley	19,500	591,240

		7,582,793

Commercial Banks - 2.4%
ABSA Group Ltd.	3,900	50,046
Australia & New Zealand Banking Group Ltd.	19,900	257,211
Banco do Brasil SA	20,500	220,461
Banco Santander Central Hispano SA	31,431	333,936
Barclays PLC	44,300	215,253
BNP Paribas SA	8,864	614,254
Commonwealth Bank of Australia	3,000	84,651
Credit Agricole SA	13,080	193,214
HSBC Holdings PLC	45,333	410,628
Industrial & Commercial Bank of China Ltd.-Class H	370,000	234,868
Intesa Sanpaolo SpA (a)	52,900	189,090
KB Financial Group, Inc. (a)	5,000	159,819
Lloyds Banking Group PLC	124,714	137,343
Mitsubishi UFJ Financial Group, Inc.	14,700	93,278
National Australia Bank Ltd.	8,700	155,718
National Bank of Canada	1,600	74,992
Nordea Bank AB	20,590	165,487
Regions Financial Corp.	28,300	118,577
Societe Generale-Class A	6,106	358,263
Standard Bank Group Ltd.	11,300	117,721
Standard Chartered PLC	31,038	634,881
Sumitomo Mitsui Financial Group, Inc.	5,800	224,649
U.S. Bancorp	32,200	618,240
Wells Fargo & Co.	20,800	530,400
Westpac Banking Corp.	13,300	202,511

		6,395,491

Consumer Finance - 0.2%
Capital One Financial Corp.	21,700	530,348

Diversified Financial Services - 1.9%
CME Group, Inc.-Class A	2,115	680,269
Deutsche Boerse AG	2,750	240,967
Hong Kong Exchanges and Clearing Ltd.	16,300	255,332
ING Group	22,656	240,543
JP Morgan Chase & Co.	101,350	3,739,815

		5,156,926

Insurance - 1.7%
ACE Ltd.	4,500	197,955
Allianz SE	3,300	327,565
Allstate Corp.	8,700	223,851
Aviva PLC	39,528	214,550
Everest Re Group Ltd.	1,500	103,845
Fairfax Financial Holdings Ltd.	300	77,498
Fidelity National Financial, Inc.-Class A	5,600	78,064
Genworth Financial, Inc.-Class A	21,100	124,912
Hartford Financial Services Group, Inc.	12,700	182,118
Lincoln National Corp.	13,500	255,825
MetLife, Inc.	18,100	570,150
Muenchener Rueckversicherungs AG (MunichRe)	2,100	296,588
PartnerRe Ltd.	2,600	169,676
Prudential Financial, Inc.	6,800	271,388
QBE Insurance Group Ltd.	24,356	382,183
Torchmark Corp.	4,900	196,784
The Travelers Co., Inc.	12,100	491,986
Unum Group	12,000	205,320
XL Capital Ltd.-Class A	9,800	99,176

		4,469,434

Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	44,000	94,203
Lend Lease Corp. Ltd.	9,600	53,711
New World Development Co., Ltd.	51,000	96,818
Sun Hung Kai Properties Ltd.	9,000	112,745

		357,477

		24,492,469

Information Technology - 6.5%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	73,700	1,363,450
Corning, Inc.	39,000	573,300
Motorola, Inc.	75,500	457,530
Nokia OYJ	20,800	319,209
QUALCOMM, Inc.	44,075	1,921,229
Research In Motion Ltd. (a)	1,689	132,823
Telefonaktiebolaget LM Ericsson-Class B	27,000	250,166

		5,017,707

Computers & Peripherals - 2.2%
Apple, Inc. (a)	19,850	2,695,829
Compal Electronics, Inc. (GDR) (b)	21,966	92,817
Fujitsu Ltd.	43,000	222,881
Hewlett-Packard Co.	70,200	2,411,370
NetApp, Inc. (a)	2,275	44,362
Toshiba Corp.	53,000	199,036
Western Digital Corp. (a)	8,200	203,770

		5,870,065

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	69,000	71,677
FUJIFILM Holdings Corp.	4,600	133,054
Hitachi High-Technologies Corp.	2,400	37,125
Keyence Corp.	500	104,582
Nippon Electric Glass Co. Ltd.	13,000	124,350
Tyco Electronics Ltd.	26,000	451,620

		922,408

Internet Software & Services - 1.1%
Google, Inc.-Class A (a)	6,560	2,737,029
Tencent Holdings Ltd.	14,200	158,558

		2,895,587

IT Services - 0.2%
Visa, Inc.-Class A	8,425	570,457

Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	9,500	195,975
Intel Corp.	51,075	802,899
Nvidia Corp. (a)	6,800	70,924
Samsung Electronics Co. Ltd.	510	228,055
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	103,643
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	28,575	312,610
United Microelectronics Corp.	88	36

		1,714,142

Software - 0.2%
Symantec Corp. (a)	29,500	459,905

		17,450,271

Energy - 6.3%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	18,825	587,905
ENSCO International, Inc.	3,700	143,893
National Oilwell Varco, Inc. (a)	2,550	98,481
Saipem SpA	5,500	141,527
Schlumberger Ltd.	36,700	2,100,341
Tenaris SA	14,363	222,817

		3,294,964

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	17,850	1,504,041
BG Group PLC	35,279	648,232
BP PLC	62,900	519,953
Chevron Corp.	25,500	1,700,085
China Petroleum & Chemical Corp.-Class H	92,000	75,260
ConocoPhillips	17,200	788,448
Devon Energy Corp.	12,100	765,204
ENI SpA	14,000	339,685
EOG Resources, Inc.	18,925	1,385,121
Exxon Mobil Corp.	36,000	2,496,600
LUKOIL (London) (Sponsored ADR)	3,300	177,493
Nexen, Inc.	15	368
Occidental Petroleum Corp.	5,600	375,816
Petro-Canada	5,000	217,541
Petroleo Brasileiro SA (ADR)	10,078	443,734
PTT PCL	23,300	149,403
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	22,239	601,773
StatoilHydro ASA	32,682	690,227
Sunoco, Inc.	2,800	85,204
Tatneft (Sponsored ADR)	5,999	165,032
Total SA	8,765	505,663

		13,634,883

		16,929,847

Health Care - 5.9%
Biotechnology - 1.3%
Amgen, Inc. (a)	14,500	724,130
Celgene Corp. (a)	21,225	896,544
Gilead Sciences, Inc. (a)	45,300	1,952,430

		3,573,104

Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	1,250	135,625
Baxter International, Inc.	12,525	641,155
Boston Scientific Corp. (a)	13,600	127,840
Covidien Ltd.	4,400	157,168

		1,061,788

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	8,900	318,175
Celesio AG	1,700	38,591
Fresenius Medical Care AG & Co. KGaA	1,600	67,409
Medco Health Solutions, Inc. (a)	15,375	705,559
Tenet Healthcare Corp. (a)	3,200	11,616

		1,141,350

Pharmaceuticals - 3.8%
AstraZeneca PLC	5,500	229,487
Bayer AG	4,400	251,596
Bristol-Myers Squibb Co.	10,600	211,152
Eli Lilly & Co.	20,600	712,142

GlaxoSmithKline PLC	25,600	432,924
Johnson & Johnson	21,600	1,191,456
Merck & Co., Inc.	31,700	874,286
Novartis AG	8,250	330,133
Novo Nordisk A/S-Class B	6,732	350,946
Pfizer, Inc.	94,400	1,433,936
Roche Holding AG	2,793	382,430
Sanofi-Aventis	14,661	935,726
Schering-Plough Corp.	30,700	749,080
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	40,875	1,894,965
Wyeth	6,300	282,618

		10,262,877

		16,039,119

Consumer Discretionary - 5.7%
Auto Components - 0.1%
Autoliv, Inc.	7,300	202,794
Denso Corp.	3,600	85,541
Magna International, Inc.-Class A	1,200	39,789

		328,124

Automobiles - 0.5%
Honda Motor Co. Ltd.	13,700	397,488
Nissan Motor Co. Ltd.	44,500	268,425
Renault SA (a)	6,300	244,404
Toyota Motor Corp. (Sponsored ADR)	5,900	472,885

		1,383,202

Distributors - 0.1%
Genuine Parts Co.	1,900	63,612
Li & Fung Ltd.	34,000	91,731

		155,343

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	13,080	340,411
Compass Group PLC	29,140	169,489
McDonald’s Corp.	19,225	1,134,083
TABCORP Holdings Ltd.	7,800	46,263
Thomas Cook Group PLC	10,400	37,487
TUI Travel PLC	23,300	93,925

		1,821,658

Household Durables - 0.2%
Sharp Corp.	24,000	271,466
Sony Corp.	8,300	217,341

		488,807

Internet & Catalog Retail - 0.1%
Amazon.Com, Inc. (a)	3,500	272,965

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	45,554

Media - 2.1%
British Sky Broadcasting Group PLC	15,383	110,742
CBS Corp.-Class B	52,100	384,498
Comcast Corp.-Class A	35,300	486,081

Lagardere SCA	3,500	117,536
Liberty Media Corp.-Entertainment Series A (a)	20,625	498,300
News Corp.-Class A	78,400	766,752
Pearson PLC	10,900	116,084
SES SA (FDR)	12,289	245,568
Time Warner Cable, Inc.-Class A	25,974	799,740
Time Warner, Inc.	34,600	810,332
Viacom, Inc.-Class B (a)	12,600	279,342
The Walt Disney Co.	45,700	1,106,854

		5,721,829

Multiline Retail - 0.8%
JC Penney Co., Inc.	11,100	289,599
Kohl’s Corp. (a)	26,675	1,132,887
Macy’s, Inc.	11,600	135,488
Next PLC	5,561	131,944
Target Corp.	13,875	545,287

		2,235,205

Specialty Retail - 0.9%
AutoNation, Inc. (a)	14,600	231,848
Foot Locker, Inc.	9,400	104,434
Hennes & Mauritz AB-Class B	4,350	208,337
Home Depot, Inc.	19,200	444,672
Kingfisher PLC	68,000	196,214
Limited Brands, Inc.	23,800	297,738
Lowe’s Cos, Inc.	41,975	797,945

		2,281,188

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	19,700	179,270
Nike, Inc.-Class B	2,675	152,609
VF Corp.	2,800	159,096
Yue Yuen Industrial Holdings Ltd.	25,500	58,510

		549,485

		15,283,360

Consumer Staples - 4.6%
Beverages - 0.6%
Anheuser-Busch InBev NV	6,230	219,711
The Coca-Cola Co.	2,700	132,732
Coca-Cola Enterprises, Inc.	23,200	386,512
Pepsi Bottling Group, Inc.	2,300	75,578
PepsiCo, Inc.	16,235	845,032

		1,659,565

Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	11,800	109,523
Costco Wholesale Corp.	19,825	961,909
Delhaize Group	2,400	176,948
Koninklijke Ahold NV	15,720	191,556
The Kroger Co.	12,500	285,000

Safeway, Inc.	13,000	263,380
Sysco Corp.	5,100	122,196
Tesco PLC	93,945	558,266
Wal-Mart Stores, Inc.	13,025	647,863

		3,316,641

Food Products - 1.3%
Archer-Daniels-Midland Co.	23,800	654,976
Associated British Foods PLC	14,300	170,236
Bunge Ltd.	8,500	537,795
ConAgra Foods, Inc.	18,100	336,479
Del Monte Foods Co.	13,000	106,340
General Mills, Inc.	4,300	220,074
Kraft Foods, Inc.-Class A	16,000	417,760
Nestle SA	7,848	285,768
Smithfield Foods, Inc. (a)	11,300	140,459
Suedzucker AG	3,800	78,800
Tyson Foods, Inc.-Class A	29,800	396,936
Unilever PLC	9,885	233,290

		3,578,913

Household Products - 0.8%
Colgate-Palmolive Co.	1,750	115,413
Kimberly-Clark Corp.	2,700	140,103
Procter & Gamble Co.	25,250	1,311,485
Reckitt Benckiser Group PLC	10,575	460,634

		2,027,635

Personal Products - 0.0%
L’Oreal SA	1,200	95,025

Tobacco - 0.7%
Altria Group, Inc.	29,700	507,573
British American Tobacco PLC	18,695	512,421
Lorillard, Inc.	1,600	109,328
Philip Morris International, Inc.	7,600	324,064
Reynolds American, Inc.	7,300	291,781

		1,745,167

		12,422,946

Industrials - 3.0%
Aerospace & Defense - 0.4%
BAE Systems PLC	65,887	366,734
Bombardier, Inc.-Class B	23,000	77,106
Northrop Grumman Corp.	7,800	371,436
Raytheon Co.	2,900	129,485
United Technologies Corp.	4,500	236,745

		1,181,506

Air Freight & Logistics - 0.1%
Deutsche Post AG	7,740	106,933
FedEx Corp.	3,975	220,334

		327,267

Airlines - 0.1%
Deutsche Lufthansa AG	6,000	83,077
Qantas Airways Ltd.	53,177	82,286

		165,363

Building Products - 0.1%
Masco Corp.	23,900	247,604

Construction & Engineering - 0.0%
China Railway Construction Corp. Ltd.-Class H (a)	61,400	89,464

Electrical Equipment - 0.9%
Cooper Industries Ltd.-Class A	13,400	439,788
Emerson Electric Co.	28,650	919,378
Furukawa Electric Co. Ltd.	12,000	43,673
Gamesa Corp. Tecnologica SA	7,680	172,648
Schneider Electric SA	2,627	196,365
Vestas Wind Systems A/S (a)	2,413	177,768
Vestas Wind Systems A/S (ADR) (a)	13,850	337,248

		2,286,868

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	11,445	134,714
General Electric Co.	48,800	657,824
Koninklijke Philips Electronics NV	4,690	88,666

		881,204

Machinery - 0.5%
Atlas Copco AB-Class A	14,938	151,727
Danaher Corp.	8,275	499,396
Illinois Tool Works, Inc.	6,975	225,223
MAN AG	1,476	90,442
NGK Insulators Ltd.	8,000	142,347
Terex Corp. (a)	11,900	159,698

		1,268,833

Marine - 0.0%
Mitsui OSK Lines Ltd.	14,000	99,801

Road & Rail - 0.2%
East Japan Railway Co.	1,500	89,557
Union Pacific Corp.	10,600	522,262

		611,819

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.	22,700	432,569
Mitsui & Co. Ltd.	40,500	519,298

		951,867

		8,111,596

Materials - 2.6%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,725	241,306
BASF SE	6,900	292,624
E.I. Du Pont de Nemours & Co.	24,100	686,127
Eastman Chemical Co.	3,800	157,472

JSR Corp.	7,500	111,928
Mitsubishi Chemical Holdings Corp.	25,000	116,111
Monsanto Co.	16,025	1,316,454
Syngenta AG	1,657	404,136

		3,326,158

Construction Materials - 0.1%
CRH PLC (Dublin)	12,385	291,844
CRH PLC (London)	100	2,336
Fletcher Building Ltd.	7,000	29,238

		323,418

Containers & Packaging - 0.0%
Amcor Ltd.	21,300	87,594

Metals & Mining - 1.2%
ArcelorMittal (Euronext Amsterdam)	19,721	657,087
ArcelorMittal (New York)	8,100	268,758
Barrick Gold Corp.	7,825	296,515
BHP Billiton Ltd.	2,800	78,679
BHP Billiton PLC	14,010	335,792
Freeport-McMoRan Copper & Gold, Inc.	12,000	653,160
MMC Norilsk Nickel (ADR) (a)	3,402	39,264
Nucor Corp.	6,525	286,513
Rio Tinto PLC	2,753	125,427
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	4,700	93,159
Vale SA-Class B (ADR)	12,100	231,715
Xstrata PLC	10,930	122,609
Yamato Kogyo Co. Ltd.	1,500	40,726

		3,229,404

Paper & Forest Products - 0.1%
Svenska Cellulosa AB-Class B	15,800	183,308

		7,149,882

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	68,400	1,695,636
BCE, Inc.	6,800	155,402
Bezeq Israeli Telecommunication Corp. Ltd.	61,500	114,690
Deutsche Telekom AG	15,100	173,919
France Telecom SA	12,800	312,145
Nippon Telegraph & Telephone Corp.	5,600	233,066
Telecom Corp. of New Zealand Ltd.	35,679	57,455
Telecom Italia SpA (ordinary shares)	135,100	191,391
Telecom Italia SpA (savings shares)	100,500	103,143
Telefonica SA	43,170	935,164
TELUS Corp.-Class A	4,000	115,411
Verizon Communications, Inc.	16,500	482,790

		4,570,212

Wireless Telecommunication Services - 0.5%
KDDI Corp.	32	167,908
MTN Group Ltd.	7,800	113,663

Sprint Nextel Corp. (a)	105,500	543,325
Vodafone Group PLC	286,587	539,144

		1,364,040

		5,934,252

Utilities - 1.3%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	5,000	131,700
CEZ	4,100	186,694
E.ON AG	10,100	358,506
Edison International	11,700	342,108
Pinnacle West Capital Corp.	6,700	185,255
The Tokyo Electric Power Co., Inc.	2,000	50,340

		1,254,603

Gas Utilities - 0.0%
Atmos Energy Corp.	1,900	45,600

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	10,300	81,975
Iberdrola Renovables SA (a)	22,900	113,427
RRI Energy, Inc. (a)	35,400	193,992

		389,394

Multi-Utilities - 0.7%
Alliant Energy Corp.	4,900	116,277
Centrica PLC	108,054	431,490
CMS Energy Corp.	3,000	34,020
Consolidated Edison, Inc.	2,400	85,104
Dominion Resources, Inc.	5,300	168,487
GDF Suez	4,078	161,123
National Grid PLC	15,117	146,581
NiSource, Inc.	4,300	45,967
RWE AG	3,590	298,903
TECO Energy, Inc.	19,400	217,668
Xcel Energy, Inc.	11,300	193,795

		1,899,415

		3,589,012

Total Common Stocks (cost $124,669,450)		127,402,754

	Principal Amount (000)

MUNICIPAL OBLIGATIONS - 46.6%
Alabama - 4.1%
Alabama Pub Sch & Clg Auth FGIC
5.00%, 12/01/21	$1,700	1,790,015
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/38 (Prerefunded)	2,710	2,941,271
5.125%, 2/01/42 (Prerefunded)	1,650	1,797,081
5.25%, 2/01/24 (Prerefunded)	3,200	3,497,408

Series 02
5.00%, 2/01/41 (Prerefunded)	1,100	1,184,095

		11,209,870

Arizona - 0.7%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.39%, 2/01/42 (c)	785	673,993
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	710	704,490
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	450	350,667
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	60	53,878

		1,783,028

Arkansas - 0.2%
Springdale AR Sales & Use Tax MBIA
4.00%, 7/01/16	605	612,786

California - 1.7%
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.25%, 7/01/12	1,000	1,080,030
California GO
5.00%, 3/01/14 - 3/01/16	2,250	2,371,152
San Diego Cnty CA Wtr Auth COP
Series 1991B
6.30%, 4/21/11	1,000	1,047,230

		4,498,412

Colorado - 0.6%
Mesa Cnty Co. Vly SD #51 GO MBIA
5.00%, 12/01/23	1,000	1,053,930
Pv Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17	752	361,930
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
5.60%, 12/01/14	260	221,928

		1,637,788

District Of Columbia - 1.3%
District of Columbia GO AMBAC
Series 2007
5.25%, 6/01/18	1,200	1,334,412

Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/15	2,035	2,144,707

		3,479,119

Florida - 3.4%
Arborwood CDD FL
Series B
5.25%, 5/01/16	245	188,711
Bartram Park CDD FL
4.875%, 5/01/15	100	78,780
Citizens Ppty Ins Corp. FL MBIA
Series A
5.00%, 3/01/15 - 3/01/16	4,000	3,975,210
Dade Cnty FL SD GO MBIA
Series 94
5.00%, 8/01/12	1,100	1,178,199
Fishhawk CDD #2 FL
Series B
5.125%, 11/01/09	90	74,811
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	47,426
Heritage Isle at Viera CDD FL
Series 4B
5.00%, 11/01/09	100	94,020
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13	105	53,103
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10	100	76,017
Meadow Woods CDD FL
Series 4B
5.25%, 5/01/11	45	40,755
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	265	188,511
Palm Beach Cnty FL Sch Brd COP FGIC
5.00%, 8/01/13	1,030	1,105,808
Parkway Center CDD FL
Series B
5.625%, 5/01/14	160	124,907
Paseo CDD FL
5.00%, 2/01/11	415	269,779
Series B
4.875%, 5/01/10	425	264,881
The Quarry CDD FL
5.25%, 5/01/16	225	173,306

Rolling Hills CDD FL
Series B
5.125%, 11/01/13	95	62,334
Shingle Creek FL CDD
5.75%, 5/01/15	330	164,954
South Bay CDD FL
Series 5B-2
5.375%, 5/01/13 (d)(e)	100	30,111
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (e)	435	152,250
Verano CDD FL
Series B
5.00%, 11/01/13	690	375,098
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	155	117,163
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	320,328

		9,156,462

Guam - 0.2%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded)	245	252,858
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
Series 05
5.00%, 7/01/13	225	214,225

		467,083

Illinois - 2.4%
Hodgkins IL Tax Increment
5.00%, 1/01/11	1,000	973,580
Illinois GO AMBAC
Series B
5.00%, 3/01/14	3,400	3,739,558
Illinois GO FGIC
5.00%, 4/01/15	1,545	1,713,390
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	79,606

		6,506,134

Indiana - 1.2%
Elkhart Cnty IN Lease MBIA
5.25%, 12/01/21 (Prerefunded)	1,215	1,403,046

Indiana Bond Bank Gas (JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	1,923,449

		3,326,495

Kansas - 0.2%
Wyandotte Cnty KS Sales Tax
Series B
4.75%, 12/01/16	510	504,349

Louisiana - 1.9%
Louisiana GO MBIA
Series A
5.25%, 8/01/16	3,830	4,254,402
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	1,000	969,230

		5,223,632

Minnesota - 0.1%
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	310	258,649

Nevada - 0.3%
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.05%, 8/01/10	670	609,653
Henderson NV LID #T-16 (Henderson NV LID #T-16 Falls)
4.75%, 3/01/13	35	16,897
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.35%, 6/01/12	245	218,214

		844,764

New Jersey - 2.5%
New Jersey EDA (New Jersey Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	830	833,129
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) AMBAC
Series A
5.50%, 12/15/13	1,775	1,975,291
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) FGIC
5.00%, 6/15/12	3,775	4,054,728

		6,863,148

New York - 5.1%
New York NY GO
Series E
5.00%, 8/01/15	2,625	2,888,734

Series H
5.00%, 8/01/11	1,645	1,752,073
New York NY GO (New York NY GO)
Series 4G
5.00%, 8/01/12	1,315	1,423,040
New York St Dormitory Auth (Mount Sinai-NYU Health Sys)
5.00%, 7/01/11	220	220,086
New York St Thruway Auth (New York St Thruway Au Ded Tax) FSA
Series 5B
5.00%, 4/01/14	6,505	7,183,927
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec)
5.25%, 6/01/13	295	295,012

		13,762,872

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	838,027
North Carolina Mun Pwr Agy #1 ACA-CBI
5.50%, 1/01/10	385	392,965

		1,230,992

Ohio - 1.5%
American Mun Pwr OH (Goldman Sachs & Co.)
5.00%, 2/01/12	1,000	1,003,390
Cleveland OH Mun SD GO FSA
5.25%, 12/01/19	1,000	1,081,460
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	275	251,831
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32 (f)	1,620	1,673,460

		4,010,141

Pennsylvania - 1.6%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/13	925	841,102
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	250	232,673
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (f)	1,000	997,700

Montgomery Cnty PA IDA (Whitemarsh CCRC)
6.00%, 2/01/21	45	31,862
Philadelphia PA GO XLCA
5.00%, 2/15/11	2,000	2,080,260
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	261,189

		4,444,786

Puerto Rico - 1.5%
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/14	2,820	2,895,886
Puerto Rico Pub Fin Corp
Series A
5.75%, 8/01/27 (f)	1,075	1,081,483

		3,977,369

South Carolina - 1.0%
South Carolina Pub Svc Auth FSA
5.00%, 1/01/14	2,450	2,725,674

Texas - 5.5%
Austin TX Utils Sys FSA
5.00%, 11/15/13	6,915	7,669,426
Houston TX GO MBIA
5.00%, 3/01/15	3,300	3,721,839
Houston TX Util Sys AMBAC
5.00%, 5/15/34 (f)	1,505	1,560,128
Katy TX Dev Auth Metro Contract
Series A
5.75%, 6/01/09	150	150,000
Texas PFA Lease (Texas PFA Lease Bldg & Procur) AMBAC
5.00%, 2/01/16	1,640	1,801,442

		14,902,835

Virginia - 1.9%
Virginia College Bldg Auth
5.00%, 2/01/18	4,495	5,198,333

Washington - 4.9%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	6,525	6,975,160
Series A
5.00%, 7/01/14	1,775	1,973,711
Washington Pub Pwr Supply Sys (Bonneville Power Admin)
5.75%, 7/01/09	1,100	1,104,543

Washington St GO (Washington St GO) AMBAC
Series D
5.00%, 1/01/14	1,760	1,974,280
Washington St GO FSA
5.00%, 1/01/12	1,000	1,088,160

		13,115,854

Wisconsin - 2.3%
Wisconsin GO AMBAC
Series 1
5.00%, 5/01/16	2,000	2,270,660
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax) FSA
Series A
5.25%, 7/01/14	3,500	3,979,500

		6,250,160

Total Municipal Obligations (cost $125,195,830)		125,990,735

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Lloyds Banking Group PLC (a)	77,485	37,033

Diversified Financial Services - 0.0%
Fortis (a)	18,866	0

Total Rights (cost $142,721)		37,033

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.5%
Municipal Obligations - 4.8%
California - 1.0%
San Bernardino Cnty CA Trnsp Sales Tax
Series 2009A
5.00%, 5/01/12	$2,525	2,680,641

Colorado - 0.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
Series A-5
0.30%, 4/01/34 (g)	500	500,000

Florida - 1.7%
Jacksonville FL Hlth Facs Auth (Baptist Hlth System)
0.23%, 8/15/33 (g)	4,500	4,500,000

Oklahoma - 1.7%
Oklahoma Mun Pwr Auth
Series 2005
0.28%, 1/01/23 (g)	4,500	4,500,000

Texas - 0.2%
Dallas Performing Arts Cultural Fac Corp.
Series 2008B
0.25%, 9/01/41 (g)	700	700,000

		12,880,641

	Shares
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (h)	4,560,648	4,560,648

Total Short-Term Investments (cost $17,418,317)		17,441,289

Total Investments - 100.3% (cost $267,426,318) (i)		270,871,811
Other assets less liabilities - (0.3)%		(817,763)

Net Assets - 100.0%		$270,054,048

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$57,045

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	388	$249,930	$310,453	$60,523
Australian Dollar settling 6/15/09	341	244,552	272,847	28,295
Australian Dollar settling 8/17/09	153	109,465	121,863	12,398
Australian Dollar settling 8/17/09	803	564,726	639,585	74,859
Australian Dollar settling 8/17/09	236	177,890	187,973	10,083

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Australian Dollar settling 8/17/09	633	$480,206	$504,180	$23,974
Australian Dollar settling 8/17/09	148	111,577	117,881	6,304
Australian Dollar settling 8/17/09	729	563,954	580,644	16,690
Australian Dollar settling 8/17/09	1,111	852,437	884,905	32,468
Australian Dollar settling 8/17/09	574	447,904	457,188	9,284
Australian Dollar settling 8/17/09	122	94,688	97,172	2,484
Australian Dollar settling 8/17/09	90	71,541	71,684	143
British Pound settling 6/15/09	72	109,109	116,369	7,260
British Pound settling 6/15/09	620	970,300	1,002,063	31,763
British Pound settling 6/15/09	3,170	4,961,050	5,123,451	162,401
British Pound settling 8/17/09	128	204,102	206,825	2,723
Canadian Dollar settling 6/15/09	91	72,440	83,360	10,920
Canadian Dollar settling 6/15/09	174	152,226	159,391	7,165
Canadian Dollar settling 6/15/09	807	706,012	739,244	33,232
Canadian Dollar settling 8/17/09	86	77,280	78,812	1,532
Euro settling 6/15/09	1,204	1,540,398	1,701,933	161,535
Euro settling 6/15/09	305	394,404	430,431	36,027
Euro settling 6/15/09	315	426,069	445,273	19,204
Euro settling 6/15/09	885	1,198,161	1,250,298	52,137
Euro settling 6/15/09	178	238,326	251,615	13,289
Euro settling 8/17/09	1,449	1,994,621	2,047,193	52,572

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 6/15/09	20,402	$226,465	$214,160	$(12,305)
Japanese Yen settling 6/15/09	13,309	147,732	139,705	(8,027)
Japanese Yen settling 6/15/09	23,932	243,980	251,214	7,234
Japanese Yen settling 6/15/09	131,491	1,341,061	1,380,262	39,201
Japanese Yen settling 6/15/09	217,459	2,217,838	2,282,668	64,830
Japanese Yen settling 6/15/09	17,694	181,063	185,734	4,671
Japanese Yen settling 6/15/09	9,943	102,526	104,371	1,845
Japanese Yen settling 6/15/09	7,351	75,818	77,164	1,346
Japanese Yen settling 6/15/09	22,408	222,921	235,217	12,296
Japanese Yen settling 6/15/09	19,514	194,692	204,838	10,146
Japanese Yen settling 8/17/09	232,322	2,439,204	2,440,385	1,181
Japanese Yen settling 8/17/09	178,467	1,873,768	1,874,675	907
New Zealand Dollar settling 6/15/09	449	225,465	287,422	61,957
New Zealand Dollar settling 8/17/09	449	272,256	286,346	14,090
Norwegian Krone settling 6/15/09	4,817	698,428	763,904	65,476
Norwegian Krone settling 6/15/09	4,365	624,017	692,223	68,206
Norwegian Krone settling 6/15/09	605	88,457	95,944	7,487
Norwegian Krone settling 6/15/09	611	92,150	96,895	4,745
Norwegian Krone settling 8/17/09	3,681	572,731	582,547	9,816
Norwegian Krone settling 8/17/09	4,962	772,043	785,275	13,232
Swedish Krona settling 6/15/09	521	58,352	68,848	10,496

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 6/15/09	460	$57,083	$60,788	$3,705
Swedish Krona settling 6/15/09	609	77,937	80,477	2,540
Swedish Krona settling 6/15/09	3,587	475,049	474,009	(1,040)
Swedish Krona settling 6/15/09	4,615	611,194	609,857	(1,337)
Swedish Krona settling 8/17/09	5,125	681,861	677,142	(4,719)
Swedish Krona settling 8/17/09	1,310	171,320	173,084	1,764
Swiss Franc settling 6/15/09	1,035	941,191	969,413	28,222
Swiss Franc settling 6/15/09	185	168,232	173,277	5,045
Swiss Franc settling 8/17/09	185	168,350	173,404	5,054
Sale Contracts:
Australian Dollar settling 6/15/09	729	566,484	583,299	(16,815)
British Pound settling 6/15/09	2,646	3,675,373	4,276,546	(601,173)
British Pound settling 6/15/09	56	78,445	90,509	(12,064)
British Pound settling 6/15/09	347	502,508	560,832	(58,324)
British Pound settling 6/15/09	530	774,913	856,602	(81,689)
British Pound settling 6/15/09	34	49,960	54,952	(4,992)
British Pound settling 6/15/09	249	366,085	402,442	(36,357)
British Pound settling 8/17/09	440	643,544	710,961	(67,417)
British Pound settling 8/17/09	86	127,899	138,152	(10,253)
British Pound settling 8/17/09	105	158,478	169,662	(11,184)
British Pound settling 8/17/09	3,170	4,958,926	5,122,154	(163,228)
British Pound settling 8/17/09	620	969,885	1,001,810	(31,925)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 8/17/09	31	$49,431	$50,090	$(659)
Canadian Dollar settling 6/15/09	505	396,047	462,600	(66,553)
Canadian Dollar settling 6/15/09	174	136,460	159,391	(22,931)
Canadian Dollar settling 6/15/09	107	84,199	98,016	(13,817)
Canadian Dollar settling 6/15/09	101	81,620	92,520	(10,900)
Canadian Dollar settling 6/15/09	53	43,050	48,550	(5,500)
Canadian Dollar settling 6/15/09	132	106,898	120,917	(14,019)
Canadian Dollar settling 8/17/09	138	119,093	126,465	(7,372)
Canadian Dollar settling 8/17/09	174	152,271	159,456	(7,185)
Canadian Dollar settling 8/17/09	807	706,222	739,545	(33,323)
Canadian Dollar settling 8/17/09	47	41,952	43,071	(1,119)
Euro settling 6/15/09	156	201,827	220,516	(18,689)
Euro settling 6/15/09	783	988,216	1,106,821	(118,605)
Euro settling 6/15/09	144	184,234	203,554	(19,320)
Euro settling 6/15/09	106	136,737	149,838	(13,101)
Euro settling 6/15/09	248	337,335	350,565	(13,230)
Euro settling 6/15/09	1,449	1,996,026	2,048,255	(52,229)
Euro settling 8/17/09	335	461,513	473,299	(11,786)
Euro settling 8/17/09	415	577,497	586,325	(8,828)
Japanese Yen settling 6/15/09	41,917	430,253	440,003	(9,750)
Japanese Yen settling 6/15/09	30,797	315,672	323,276	(7,604)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen settling 6/15/09	178,467	$1,872,588	$1,873,369	$(781)
Japanese Yen settling 6/15/09	232,322	2,437,669	2,438,686	(1,017)
Japanese Yen settling 8/17/09	26,530	279,923	278,679	1,244
Japanese Yen settling 8/17/09	47,587	502,981	499,869	3,112
Japanese Yen settling 8/17/09	27,026	285,657	283,890	1,767
New Zealand Dollar settling 6/15/09	449	273,212	287,423	(14,211)
Norwegian Krone settling 6/15/09	501	73,807	79,451	(5,644)
Norwegian Krone settling 6/15/09	684	107,589	108,472	(883)
Norwegian Krone settling 6/15/09	570	87,551	90,393	(2,842)
Norwegian Krone settling 6/15/09	3,681	573,695	583,751	(10,056)
Norwegian Krone settling 6/15/09	4,962	773,343	786,898	(13,555)
Norwegian Krone settling 8/17/09	4,962	770,682	785,275	(14,593)
Swedish Krona settling 6/15/09	1,679	190,789	221,874	(31,085)
Swedish Krona settling 6/15/09	4,565	516,672	603,249	(86,577)
Swedish Krona settling 6/15/09	617	69,545	81,535	(11,990)
Swedish Krona settling 6/15/09	817	94,795	107,964	(13,169)
Swedish Krona settling 6/15/09	751	93,337	99,242	(5,905)
Swedish Krona settling 6/15/09	823	100,131	108,756	(8,625)
Swedish Krona settling 6/15/09	540	64,826	71,359	(6,533)
Swedish Krona settling 8/17/09	510	64,203	67,383	(3,180)
Swedish Krona settling 8/17/09	4,615	611,056	609,758	1,298

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona settling 8/17/09	3,587	$474,942	$473,933	$1,009
Swiss Franc settling 6/15/09	185	161,021	173,277	(12,256)
Swiss Franc settling 6/15/09	981	853,845	918,835	(64,990)
Swiss Franc settling 6/15/09	54	47,052	50,578	(3,526)
Swiss Franc settling 8/17/09	71	62,957	66,549	(3,592)
Swiss Franc settling 8/17/09	1,035	941,765	970,128	(28,363)
Swiss Franc settling 8/17/09	185	168,335	173,405	(5,070)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $92,817 or 0.0% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2009.
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	Variable rate coupon, rate shown as of May 31, 2009.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Investment in affiliated money market mutual fund.
(i)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,726,814 and gross unrealized depreciation of investments was $(15,281,321), resulting in net unrealized appreciation of $3,445,493.

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of May 31, 2009, the Strategy held 51.3% of its total investments in municipal bonds. Of the total investments in municipal bonds, 57.6% is insured (14.3% of this amount represents the Strategy’s holding in pre-refunded insured bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	- ACA Financial Guaranty Corporation
ADR	- American Depositary Receipt
AMBAC	- Ambac Assurance Corporation
CCRC	- Congregate Care Retirement Center
CDD	- Community Development District
COP	- Certificate of Participation
EDA	- Economic Development Agency
FDR	- Fiduciary Depositary Receipt
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GDR	- Global Depositary Receipt
GO	- General Obligation
IDA	- Industrial Development Authority/Agency
LID	- Local Improvement District
LP	- Limited Partnership
MBIA	- MBIA Insurance Corporation
PCR	- Pollution Control Revenue Bond
SD	- School District
SSA	- Special Services Area
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*

Level 1	$96,555,725		$	– 0	–
Level 2	174,166,684	+		(604,625)
Level 3	149,402			57,045

Total	$270,871,811			$(547,580)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments

Balance as of 8/31/08	$127,170		$28,441
Accrued discounts /premiums	– 0	–	–
Realized gain (loss)	(164,540)		–	*
Change in unrealized appreciation/depreciation	197,438		28,604
Net purchases (sales)	(10,666)		–
Net transfers in and/or out of Level 3	– 0	–	–

Balance as of 5/31/09	$149,402		$57,045

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$197,438		$28,604

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.9%
Alabama - 4.8%
Alabama Pub Sch & Clg Auth FGIC
5.00%, 12/01/21	$400	$421,180
Jefferson Cnty AL GO
5.00%, 1/01/10	1,000	929,180
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/38 (Prerefunded)	1,000	1,085,340
5.125%, 2/01/42 (Prerefunded)	1,260	1,372,316
5.25%, 2/01/24 (Prerefunded)	1,000	1,092,940
Series 02
5.00%, 2/01/41 (Prerefunded)	1,000	1,076,450

		5,977,406

Arizona - 1.5%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.39%, 2/01/42 (a)	235	201,769
Arizona Trans Brd Fed Hwy GAN (Arizona Trans Brd Fed Hwy Grant) AMBAC
Series 2004B
5.00%, 7/01/15	565	624,850
Salt River Proj Agric Imp & Pwr Dist AZ (Salt River Elec Sys AZ)
Series 2002C
5.00%, 1/01/12	1,000	1,084,980

		1,911,599

California - 1.5%
San Diego CA Pub Fac Fin Auth
Series 2009B
4.00%, 5/15/11 (b)	350	365,029
San Diego Cnty CA Wtr Auth COP
Series 1991A
6.30%, 4/21/11	1,000	1,047,230
San Francisco CA Arpt (San Francisco CA Intl Airport)
Series 2008A
6.75%, 5/01/19 (c)	400	418,152

		1,830,411

Colorado - 1.8%
Adonea Met Dist #2 Co.
4.375%, 12/01/15	530	510,793
Denver City & Cnty Co. Exc Tax FSA
Series A
5.00%, 9/01/10	580	608,611
Denver Co. City & Cnty Arpt (Denver Intl Airport) AMBAC
6.00%, 11/15/09	1,075	1,091,953

		2,211,357

District Of Columbia - 1.0%
District of Columbia GO
Series 2003A
5.50%, 6/01/13	600	660,102
Metro Washington Arpt Auth VA AMBAC
Series A
5.00%, 10/01/10	515	522,370

		1,182,472

Florida - 7.2%
Dade Cnty FL SD GO MBIA
Series 94
5.00%, 8/01/12	1,000	1,071,090
Florida Brd of Ed GO (Florida GO) FGIC
Series 2005A
5.00%, 6/01/15	1,795	2,010,472
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16 - 7/01/17	910	992,065
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) FGIC
Series 2000
5.75%, 7/01/09	2,100	2,107,518
Florida Hurricane Catastr Fin Corp.
Series 2008A
5.00%, 7/01/14	455	465,415
Palm Beach Cnty FL Sch Brd COP FGIC
Series B
5.00%, 8/01/25 (c)	1,200	1,226,544
South Miami FL Hlth Fac Auth (Baptist Health So FL Grp)
5.00%, 8/15/10	1,080	1,112,465

		8,985,569

Georgia - 5.8%
Atlanta GA Downtown Dev Auth ASSURED GTY
Series 2009A
4.00%, 7/01/11	1,415	1,460,889

Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) AMBAC
Series 2006C-1
4.625%, 1/01/37 (c)	1,390	1,408,279
Fulton & DE Kalb Cnty GA Hosp FSA
5.00%, 1/01/13	1,500	1,639,395
George l Smith II GA Wrld Cngrss Ctr Au MBIA
Series 2000
6.00%, 7/01/10	700	710,381
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	470,411
Georgia Road & Tollway Auth
Series 2008A
5.00%, 6/01/10	1,100	1,150,512
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	380,576

		7,220,443

Illinois - 1.8%
Illinois GO AMBAC
Series B
5.00%, 3/01/14	1,000	1,099,870
Illinois GO FSA
5.00%, 6/01/13	1,060	1,164,802

		2,264,672

Indiana - 0.2%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	147,972
Indiana Trnsp Fin Auth Hwy FSA
5.00%, 6/01/09	25	25,000
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) MBIA
5.60%, 11/01/16	75	75,402

		248,374

Kansas - 0.2%
Wyandotte Cnty KS Sales Tax
Series B
4.75%, 12/01/16	240	237,341

Louisiana - 1.0%
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	265	256,846
New Orleans LA GO MBIA
5.25%, 12/01/20	450	458,671

New Orleans LA GO RADIAN
5.00%, 12/01/10	560	568,697

		1,284,214

Massachusetts - 3.5%
Massachusetts Dev Fin Agy (Semass Partnership) MBIA
Series A
5.50%, 1/01/11	1,000	1,015,030
Massachusetts GO MBIA
Series A
5.50%, 2/01/10	500	516,475
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10 - 7/01/16	1,340	1,354,967
Massachusetts Wtr Res Auth FGIC
Series 2000A
5.75%, 8/01/30 (Prerefunded)	1,400	1,493,282

		4,379,754

Michigan - 1.4%
Detroit MI Swr Disp FSA
1.409%, 7/01/32 (a)	410	261,285
Michigan Trunk Line Spl Tax FSA
Series 05B
5.00%, 9/01/11	1,440	1,533,657

		1,794,942

Minnesota - 0.2%
St. Louis Park MN Hlth Care Facs (Nicollet Health)
Series 2008C
5.50%, 7/01/10	215	221,510

Missouri - 1.2%
Kansas City MO Wtr
4.00%, 12/01/10	710	736,774
St. Louis MO Mun Fin Corp. (St. Louis Lease) AMBAC
5.25%, 7/15/10	780	788,377

		1,525,151

Nevada - 1.6%
Clark Cnty NV GO MBIA
Series 2000
5.50%, 7/01/25 (Prerefunded)	540	569,106
Clark Cnty NV SD GO FSA
Series C
5.00%, 6/15/19	750	776,160
Nevada GO
Series 2008C
5.00%, 6/01/15	565	619,104

		1,964,370

New Jersey - 4.1%
New Jersey EDA (New Jersey Cigarette Tax) FGIC
Series 4
5.00%, 6/15/11	400	401,648
New Jersey EDA (New Jersey Cigarette Tax) FSA
5.00%, 6/15/10	400	401,508
New Jersey EDA (New Jersey Market Transition) MBIA
Series A
5.00%, 7/01/09	2,100	2,106,258
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	451,471
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) AMBAC
Series C
5.25%, 12/15/09	500	510,325
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) MBIA
Series A
5.25%, 12/15/12	1,100	1,203,631

		5,074,841

New York - 7.6%
New York NY GO
Series 4B
5.00%, 8/01/10	175	182,539
Series C
5.25%, 8/01/17	160	178,637
Series E
5.00%, 8/01/15	720	792,338
New York NY GO (New York NY GO)
Series 4G
5.00%, 8/01/12	685	741,280
New York NY Trnsl Fin Auth
Series B
5.25%, 2/01/29 (c)	2,080	2,171,728
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	280	301,932
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	960	962,323
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	610,357

New York St Thruway Auth (New York St Thruway Au Ded Tax)
5.00%, 4/01/16	550	610,979
New York St Thruway Auth (New York St Thruway Au Ded Tax) FSA
Series 5B
5.00%, 4/01/14	1,900	2,098,303
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec)
5.25%, 6/01/13	235	235,009
Series 2008
5.00%, 6/01/11	490	510,379

		9,395,804

North Carolina - 1.9%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	234,754
Series A
5.50%, 1/01/11	515	539,154
Series C
5.30%, 1/01/15	800	843,872
North Carolina Mun Pwr Agy #1
Series A
5.50%, 1/01/13	435	469,778
North Carolina Mun Pwr Agy #1 ACA-CBI
5.50%, 1/01/10	300	306,207

		2,393,765

Ohio - 0.6%
Cleveland OH Mun SD GO FSA
5.25%, 12/01/19	585	632,654
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32 (c)	140	144,620

		777,274

Oregon - 1.9%
Oregon Health Sciences Univ (Oregon Hlth & Science Univ) MBIA
Series A
4.00%, 7/01/28 (c)(d)	350	350,000
Tri-County Met Trnsp Dist OR MBIA
5.00%, 5/01/12	1,890	2,036,740

		2,386,740

Pennsylvania - 3.1%
Allegheny Cnty PA Hosp Dev Auth
Series 2000
9.25%, 11/15/30 (Prerefunded)	435	495,791

Allegheny Cnty PA Hosp Dev Auth (Univ of Pittsburg Med Center)
Series 2008A
5.00%, 9/01/11	1,055	1,104,638
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (c)	560	558,712
Pennsylvania GO MBIA
Series 1
5.00%, 2/01/15	1,200	1,341,828
Pittsburgh PA GO
5.00%, 9/01/14	285	311,300

		3,812,269

Puerto Rico - 1.8%
Puerto Rico GO
5.00%, 7/01/11	515	527,324
5.25%, 7/01/12	700	708,883
Puerto Rico GO FGIC
5.50%, 7/01/12	220	224,349
Puerto Rico HFA MFHR (Vivenda Mod)
Series 2008
4.75%, 10/01/11	230	230,331
Puerto Rico Pub Fin Corp
Series A
5.75%, 8/01/27 (c)	520	523,136

		2,214,023

Rhode Island - 0.5%
Rhode Island EDC (Rhode Island Dept of Trnsp) ASSURED GTY
Series 2009A
5.25%, 6/15/18	600	654,960

Texas - 3.3%
Austin TX ISD GO
5.00%, 8/01/14	890	1,008,139
Austin TX Utils Sys FSA
5.00%, 11/15/13	555	615,550
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43 (c)	225	229,923
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs & Co.)
Series 2007
5.50%, 8/01/22	460	444,917
San Antonio TX Wtr FGIC
5.50%, 5/15/16	1,540	1,794,577

		4,093,106

Virginia - 1.9%
Fairfax Cnty VA EDA Res Rec AMBAC
Series 1998
6.10%, 2/01/11	280	290,850
Hampton VA GO MBIA
Series 2007
5.00%, 1/15/16	1,000	1,150,900
Virginia Pub Bldg Auth
5.00%, 8/01/10	850	892,798

		2,334,548

Washington - 4.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11 - 7/01/12	3,285	3,537,142
Energy Northwest WA (Bonneville Power Admin) FGIC
Series 2004
5.25%, 7/01/10	590	617,919
Energy Northwest WA (Bonneville Power Admin) FSA
Series 2001A
5.50%, 7/01/12	145	156,759
Washington St GO
Series 2009A
5.00%, 7/01/15	570	650,912

		4,962,732

Wisconsin - 0.5%
Wisconsin GO MBIA
Series A
5.00%, 5/01/13	535	593,593

Total Municipal Obligations (cost $80,522,248)		81,933,240

	Shares
COMMON STOCKS - 31.0%
Financials - 6.2%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	2,600	72,228
The Blackstone Group LP	16,000	175,200
The Charles Schwab Corp.	3,475	61,160
Credit Suisse Group AG	6,153	276,155
Deutsche Bank AG	2,100	142,074
Franklin Resources, Inc.	2,180	145,733
The Goldman Sachs Group, Inc.	6,925	1,001,147
Julius Baer Holding AG	2,291	97,211
Macquarie Group Ltd.	700	18,177
Man Group PLC	26,586	105,038

Morgan Stanley	6,900	209,208

		2,303,331

Commercial Banks - 1.6%
ABSA Group Ltd.	1,100	14,115
Australia & New Zealand Banking Group Ltd.	4,800	62,041
Australia & New Zealand Banking Group Ltd. (placement shares) (e)	1,926	24,894
Banco do Brasil SA	4,000	43,017
Banco Santander Central Hispano SA	9,675	102,791
Barclays PLC	6,700	32,555
BNP Paribas SA	2,859	198,122
Commonwealth Bank of Australia	1,100	31,039
Credit Agricole SA	6,006	88,719
Hana Financial Group, Inc.	1,100	26,379
HSBC Holdings PLC	13,266	120,164
Industrial & Commercial Bank of China Ltd.-Class H	114,000	72,365
Intesa Sanpaolo SpA (e)	19,100	68,273
Itau Unibanco Holding SA (ADR)	1,006	16,146
KB Financial Group, Inc. (e)	1,800	57,535
Lloyds Banking Group PLC	25,914	28,538
National Australia Bank Ltd.	2,500	44,747
National Bank of Canada	900	42,183
Nordea Bank AB	5,890	47,339
Regions Financial Corp.	7,800	32,682
Societe Generale-Class A	1,950	114,414
Standard Bank Group Ltd.	2,900	30,211
Standard Chartered PLC	9,484	193,995
Sumitomo Mitsui Financial Group, Inc.	1,500	58,099
U.S. Bancorp	8,900	170,880
Wells Fargo & Co.	6,000	153,000
Westpac Banking Corp.	4,100	62,428

		1,936,671

Consumer Finance - 0.1%
Capital One Financial Corp.	7,100	173,524

Diversified Financial Services - 1.3%
CME Group, Inc.-Class A	655	210,674
Deutsche Boerse AG	800	70,100
Hong Kong Exchanges and Clearing Ltd.	4,700	73,623
ING Group	8,200	87,061
JP Morgan Chase & Co.	31,300	1,154,970

		1,596,428

Insurance - 1.3%
ACE Ltd.	2,100	92,379
Allianz SE	900	89,336
Allstate Corp.	5,600	144,088
Aviva PLC	11,072	60,097
Everest Re Group Ltd.	425	29,423
Fairfax Financial Holdings Ltd.	100	25,833

Fidelity National Financial, Inc.-Class A	1,800	25,092
Genworth Financial, Inc.-Class A	6,000	35,520
Hartford Financial Services Group, Inc.	3,700	53,058
Lincoln National Corp.	5,000	94,750
MetLife, Inc.	6,500	204,750
Muenchener Rueckversicherungs AG (MunichRe)	700	98,862
PartnerRe Ltd.	1,000	65,260
Prudential Financial, Inc.	1,200	47,892
QBE Insurance Group Ltd.	7,628	119,695
Sun Life Financial, Inc.	700	18,408
Torchmark Corp.	1,200	48,192
The Travelers Co., Inc.	4,300	174,838
Unum Group	5,000	85,550
XL Capital Ltd.-Class A	6,700	67,804

		1,580,827

Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	14,000	29,974
Lend Lease Corp. Ltd.	3,200	17,904
New World Development Co., Ltd.	28,000	53,155
Sun Hung Kai Properties Ltd.	3,000	37,581

		138,614

		7,729,395

Energy - 4.2%
Energy Equipment & Services - 0.8%
Cameron International Corp. (e)	5,850	182,695
National Oilwell Varco, Inc. (e)	1,450	55,999
Saipem SpA	1,700	43,745
Schlumberger Ltd.	10,800	618,084
Tenaris SA	4,210	65,311

		965,834

Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	5,050	425,513
BG Group PLC	11,174	205,316
BP PLC	20,600	170,287
Chevron Corp.	7,500	500,025
China Petroleum & Chemical Corp.-Class H	26,000	21,269
ConocoPhillips	7,500	343,800
Devon Energy Corp.	3,650	230,826
ENI SpA	3,400	82,495
EOG Resources, Inc.	5,725	419,013
Exxon Mobil Corp.	10,800	748,980
LUKOIL (London) (Sponsored ADR)	850	45,718
LUKOIL (OTC US) (Sponsored ADR)	850	45,050
Nexen, Inc.	805	19,724
Nippon Mining Holdings, Inc.	4,000	22,784
Occidental Petroleum Corp.	1,500	100,665
Petro-Canada	2,000	87,016
Petroleo Brasileiro SA (ADR)	3,743	164,804

PTT PCL	4,500	28,855
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	6,443	174,344
StatoilHydro ASA	10,314	217,826
Sunoco, Inc.	800	24,344
Tatneft (Sponsored ADR)	1,667	45,850
Total SA	2,711	156,401

		4,280,905

		5,246,739

Information Technology - 4.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (e)	21,850	404,225
Corning, Inc.	12,400	182,280
Motorola, Inc.	22,800	138,168
Nokia OYJ	5,900	90,545
QUALCOMM, Inc.	13,075	569,939
Research In Motion Ltd. (e)	526	41,364
Telefonaktiebolaget LM Ericsson-Class B	7,000	64,858

		1,491,379

Computers & Peripherals - 1.4%
Apple, Inc. (e)	5,725	777,512
Compal Electronics, Inc. (GDR) (f)	6,520	27,550
Fujitsu Ltd.	11,000	57,016
Hewlett-Packard Co.	20,525	705,034
NetApp, Inc. (e)	750	14,625
Toshiba Corp.	13,000	48,820
Western Digital Corp. (e)	2,900	72,065

		1,702,622

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	57,000	59,211
FUJIFILM Holdings Corp.	1,400	40,495
Keyence Corp.	200	41,833
Kyocera Corp.	400	31,507
Nippon Electric Glass Co. Ltd.	4,000	38,262
Tyco Electronics Ltd.	7,400	128,538

		339,846

Internet Software & Services - 0.7%
Google, Inc.-Class A (e)	1,915	798,995
Tencent Holdings Ltd.	4,400	49,131

		848,126

IT Services - 0.1%
Visa, Inc.-Class A	2,375	160,811

Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	3,000	61,887
Intel Corp.	16,200	254,664
Samsung Electronics Co. Ltd.	210	93,905
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	31,463

Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	8,375	91,623
United Microelectronics Corp.	657	267

		533,809

Software - 0.1%
Symantec Corp. (e)	9,000	140,310

		5,216,903

Health Care - 3.8%
Biotechnology - 0.9%
Amgen, Inc. (e)	4,500	224,730
Celgene Corp. (e)	6,575	277,728
Gilead Sciences, Inc. (e)	13,475	580,772

		1,083,230

Health Care Equipment & Supplies - 0.3%
Alcon, Inc.	475	51,537
Baxter International, Inc.	3,850	197,082
Boston Scientific Corp. (e)	3,900	36,660
Covidien Ltd.	1,300	46,436
St. Jude Medical, Inc. (e)	325	12,681

		344,396

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	2,400	85,800
Celesio AG	400	9,080
Fresenius Medical Care AG & Co. KGaA	500	21,066
Medco Health Solutions, Inc. (e)	4,800	220,272

		336,218

Pharmaceuticals - 2.4%
AstraZeneca PLC	1,100	45,897
Bayer AG	1,650	94,349
Eli Lilly & Co.	3,700	127,909
GlaxoSmithKline PLC	6,600	111,613
Johnson & Johnson	6,700	369,572
Merck & Co., Inc.	11,600	319,928
Novartis AG	2,580	103,242
Novo Nordisk A/S-Class B	2,030	105,826
Pfizer, Inc.	28,400	431,396
Roche Holding AG	857	117,344
Sanofi-Aventis	4,130	263,594
Schering-Plough Corp.	8,800	214,720
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	12,330	571,619
Wyeth	2,100	94,206

		2,971,215

		4,735,059

Consumer Discretionary - 3.7%
Auto Components - 0.1%
Autoliv, Inc.	1,300	36,114
Denso Corp.	1,200	28,514

		64,628

Automobiles - 0.4%
Honda Motor Co. Ltd.	4,300	124,759
Isuzu Motors Ltd.	8,000	13,774
Nissan Motor Co. Ltd.	12,600	76,003
Renault SA (e)	2,000	77,589
Toyota Motor Corp.	1,300	51,838
Toyota Motor Corp. (Sponsored ADR)	1,725	138,259

		482,222

Distributors - 0.0%
Genuine Parts Co.	550	18,414
Li & Fung Ltd.	10,000	26,980

		45,394

Hotels, Restaurants & Leisure - 0.5%
Carnival PLC	4,110	106,964
Compass Group PLC	9,114	53,010
McDonald’s Corp.	5,925	349,516
TABCORP Holdings Ltd.	4,400	26,097
Thomas Cook Group PLC	6,300	22,709
TUI Travel PLC	6,300	25,396

		583,692

Household Durables - 0.1%
Sharp Corp.	7,000	79,177
Sony Corp.	1,900	49,753

		128,930

Internet & Catalog Retail - 0.1%
Amazon.Com, Inc. (e)	1,025	79,940

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	1,500	15,891

Media - 1.3%
British Sky Broadcasting Group PLC	4,721	33,986
CBS Corp.-Class B	17,400	128,412
Comcast Corp.-Class A	9,300	128,061
Lagardere SCA	900	30,224
Liberty Media Corp. - Entertainment Series A (e)	6,325	152,812
News Corp.-Class A	23,900	233,742
Pearson PLC	3,400	36,210
SES SA (FDR)	3,662	73,177
Time Warner Cable, Inc.-Class A	8,010	246,628
Time Warner, Inc.	10,600	248,252
Viacom, Inc.-Class B (e)	3,500	77,595
The Walt Disney Co.	11,825	286,401

		1,675,500

Multiline Retail - 0.5%
JC Penney Co., Inc.	3,000	78,270
Kohl’s Corp. (e)	8,050	341,883
Macy’s, Inc.	2,900	33,872
Next PLC	1,760	41,759

Target Corp.	4,250	167,025

		662,809

Specialty Retail - 0.6%
AutoNation, Inc. (e)	3,700	58,756
Foot Locker, Inc.	2,800	31,108
The Gap, Inc.	1,800	32,130
Hennes & Mauritz AB-Class B	1,400	67,051
Home Depot, Inc.	5,300	122,748
Kingfisher PLC	21,888	63,158
Limited Brands, Inc.	7,400	92,574
Lowe’s Cos, Inc.	13,050	248,080

		715,605

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	5,400	49,140
Nike, Inc.-Class B	775	44,214

		93,354

		4,547,965

Consumer Staples - 2.9%
Beverages - 0.4%
Anheuser-Busch InBev NV	1,940	68,417
The Coca-Cola Co.	1,175	57,763
Coca-Cola Enterprises, Inc.	7,200	119,952
Pepsi Bottling Group, Inc.	1,700	55,862
PepsiCo, Inc.	4,450	231,623

		533,617

Food & Staples Retailing - 0.8%
Aeon Co. Ltd.	3,800	35,270
Costco Wholesale Corp.	6,090	295,487
Delhaize Group	700	51,610
Koninklijke Ahold NV	4,780	58,246
The Kroger Co.	4,500	102,600
Safeway, Inc.	3,100	62,806
Tesco PLC	29,536	175,517
Wal-Mart Stores, Inc.	4,150	206,421

		987,957

Food Products - 0.7%
Archer-Daniels-Midland Co.	7,200	198,144
Associated British Foods PLC	4,800	57,142
Bunge Ltd.	2,400	151,848
ConAgra Foods, Inc.	1,300	24,167
Del Monte Foods Co.	3,500	28,630
General Mills, Inc.	900	46,062
Kraft Foods, Inc.-Class A	4,900	127,939
Nestle SA	2,255	82,111
Smithfield Foods, Inc. (e)	1,900	23,617
Tyson Foods, Inc.-Class A	9,100	121,212
Unilever PLC	1,386	32,710

		893,582

Household Products - 0.5%
Colgate-Palmolive Co.	825	54,409
Kimberly-Clark Corp.	800	41,512
Procter & Gamble Co.	7,525	390,848
Reckitt Benckiser Group PLC	3,312	144,267

		631,036

Personal Products - 0.0%
L’Oreal SA	376	29,775

Tobacco - 0.5%
Altria Group, Inc.	9,500	162,355
British American Tobacco PLC	5,404	148,121
Lorillard, Inc.	1,200	81,996
Philip Morris International, Inc.	2,550	108,732
Reynolds American, Inc.	1,900	75,943

		577,147

		3,653,114

Industrials - 2.2%
Aerospace & Defense - 0.3%
BAE Systems PLC	20,690	115,163
Bombardier, Inc.-Class B	5,900	19,779
Northrop Grumman Corp.	2,200	104,764
Raytheon Co.	900	40,185
United Technologies Corp.	1,400	73,654

		353,545

Air Freight & Logistics - 0.1%
Deutsche Post AG	2,150	29,703
FedEx Corp.	1,400	77,602

		107,305

Airlines - 0.0%
Deutsche Lufthansa AG	1,700	23,538
Qantas Airways Ltd.	14,684	22,722

		46,260

Building Products - 0.1%
Masco Corp.	6,600	68,376

Construction & Engineering - 0.0%
China Railway Construction Corp. Ltd.-Class H (e)	19,900	28,996

Electrical Equipment - 0.6%
Cooper Industries Ltd.-Class A	4,100	134,562
Emerson Electric Co.	9,000	288,810
Furukawa Electric Co. Ltd.	3,000	10,918
Gamesa Corp. Tecnologica SA	2,390	53,728
Schneider Electric SA	760	56,809
Vestas Wind Systems A/S (e)	753	55,474
Vestas Wind Systems A/S (ADR) (e)	3,925	95,574

		695,875

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	1,717	20,210

General Electric Co.	23,800	320,824
Koninklijke Philips Electronics NV	2,150	40,647

		381,681

Machinery - 0.4%
Atlas Copco AB-Class A	4,259	43,259
Caterpillar, Inc.	650	23,049
Crane Co.	1,600	37,728
Danaher Corp.	2,550	153,892
Dover Corp.	2,200	69,168
Illinois Tool Works, Inc.	1,975	63,773
MAN AG	428	26,226
NGK Insulators Ltd.	2,000	35,587
Terex Corp. (e)	1,300	17,446
Vallourec	300	37,909
Volvo AB-Class B	4,300	27,816

		535,853

Marine - 0.0%
Mitsui OSK Lines Ltd.	4,000	28,515

Road & Rail - 0.1%
East Japan Railway Co.	700	41,793
Union Pacific Corp.	2,975	146,578

		188,371

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	7,700	146,730
Mitsui & Co. Ltd.	14,000	179,511

		326,241

		2,761,018

Materials - 1.7%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	1,850	119,843
BASF SE	2,100	89,060
E.I. Du Pont de Nemours & Co.	6,500	185,055
Eastman Chemical Co.	800	33,152
JSR Corp.	2,200	32,832
Mitsubishi Chemical Holdings Corp.	7,500	34,833
Monsanto Co.	4,125	338,869
Syngenta AG	487	118,777

		952,421

Construction Materials - 0.1%
CRH PLC (Dublin)	3,616	85,209
CRH PLC (London)	293	6,845

		92,054

Metals & Mining - 0.8%
ArcelorMittal (Euronext Amsterdam)	4,831	160,965
ArcelorMittal (New York)	2,250	74,655
Barrick Gold Corp.	2,302	87,231
BHP Billiton Ltd.	1,200	33,720
BHP Billiton PLC	4,429	106,154

Freeport-McMoRan Copper & Gold, Inc.	3,425	186,423
JFE Holdings, Inc.	1,000	33,536
Jiangxi Copper Co. Ltd.-Class H	14,000	23,534
MMC Norilsk Nickel (ADR) (e)	3,500	40,395
Nucor Corp.	2,000	87,820
Rio Tinto PLC	849	38,681
Vale SA-Class B (ADR)	3,480	66,642
Xstrata PLC	3,180	35,672

		975,428

Paper & Forest Products - 0.0%
Svenska Cellulosa AB-Class B	3,900	45,247

		2,065,150

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	19,700	488,363
BCE, Inc.	2,200	50,277
Bezeq Israeli Telecommunication Corp. Ltd.	19,600	36,552
Deutsche Telekom AG	5,600	64,500
France Telecom SA	3,000	73,159
Nippon Telegraph & Telephone Corp.	1,600	66,590
Telecom Corp. of New Zealand Ltd.	14,500	23,350
Telecom Italia SpA (ordinary shares)	36,500	51,708
Telecom Italia SpA (savings shares)	28,200	28,942
Telefonica SA	12,469	270,108
TELUS Corp.-Class A	800	23,082
Verizon Communications, Inc.	7,300	213,598

		1,390,229

Wireless Telecommunication Services - 0.3%
KDDI Corp.	4	20,989
MTN Group Ltd.	2,300	33,516
Sprint Nextel Corp. (e)	31,000	159,650
Vodafone Group PLC	81,997	154,257

		368,412

		1,758,641

Utilities - 0.7%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	3,100	81,654
CEZ	700	31,875
E.ON AG	2,800	99,387
The Tokyo Electric Power Co., Inc.	800	20,136

		233,052

Gas Utilities - 0.0%
Atmos Energy Corp.	600	14,400

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	2,800	22,285
Iberdrola Renovables SA (e)	6,700	33,186
RRI Energy, Inc. (e)	12,600	69,048

		124,519

Multi-Utilities - 0.4%
Alliant Energy Corp.	2,500	59,325
Centrica PLC	37,946	151,529
CMS Energy Corp.	1,700	19,278
Consolidated Edison, Inc.	700	24,822
Dominion Resources, Inc.	1,350	42,917
GDF Suez	1,169	46,187
National Grid PLC	4,425	42,907
NiSource, Inc.	1,200	12,828
RWE AG	570	47,458
Xcel Energy, Inc.	2,800	48,020

		495,271

		867,242

Total Common Stocks (cost $38,373,481)		38,581,226

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Lloyds Banking Group PLC (e)	16,100	7,695

Diversified Financial Services - 0.0%
Fortis (e)	2,900	0

Total Rights (cost $16,271)		7,695

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g)	2,586,729	2,586,729

	Principal Amount (000)
Municipal Obligations - 1.3%
Colorado - 0.9%
Colorado Ed Cul Fac Auth (Natl Jewish Fed Bd Prog)
0.30%, 2/01/38 (h)	$600	600,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.30%, 2/01/34 (h)	500	500,000

		1,100,000

Florida - 0.4%
Jacksonville FL Hlth Facs Auth
0.23%, 8/15/33 (h)	500	500,000

		1,600,000

Total Short-Term Investments (cost $4,186,729)		4,186,729

Total Investments - 100.3% (cost $123,098,729) (i)		124,708,890
Other assets less liabilities - (0.3)%		(313,950)

Net Assets - 100.0%		$124,394,940

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	#	$(278,911)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(143,135)
Morgan Stanley	1,500	10/31/18	1.850%	CPI	#	(15,017)

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2009		Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	June 2009	$27,485	$34,551		$7,066

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	109	$70,212	$87,215	$17,003
Australian Dollar settling 6/15/09	126	90,956	100,817	9,861
Australian Dollar settling 8/17/09	28	20,033	22,302	2,269
Australian Dollar settling 8/17/09	130	91,425	103,544	12,119
Australian Dollar settling 8/17/09	61	43,730	48,586	4,856
Australian Dollar settling 8/17/09	44	32,544	35,046	2,502

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Australian Dollar settling 8/17/09	233	$176,758	$185,583	$8,825
Australian Dollar settling 8/17/09	49	37,240	39,028	1,788
Australian Dollar settling 8/17/09	235	181,796	187,176	5,380
Australian Dollar settling 8/17/09	321	246,294	255,675	9,381
Australian Dollar settling 8/17/09	46	35,815	36,639	824
Australian Dollar settling 8/17/09	68	53,062	54,162	1,100
Australian Dollar settling 8/17/09	141	110,025	112,306	2,281
British Pound settling 6/15/09	171	267,615	276,375	8,760
British Pound settling 6/15/09	1,019	1,594,735	1,646,939	52,204
British Pound settling 8/17/09	103	164,239	166,430	2,191
Canadian Dollar settling 6/15/09	266	232,276	243,209	10,933
Canadian Dollar settling 6/15/09	53	46,367	48,550	2,183
Euro settling 6/15/09	376	481,054	531,500	50,446
Euro settling 6/15/09	74	95,849	104,604	8,755
Euro settling 6/15/09	101	136,613	142,770	6,157
Euro settling 6/15/09	216	292,598	305,330	12,732
Euro settling 6/15/09	74	99,080	104,604	5,524
Euro settling 8/17/09	415	571,268	586,325	15,057
Japanese Yen settling 6/15/09	4,618	51,260	48,475	(2,785)
Japanese Yen settling 6/15/09	10,374	115,153	108,896	(6,257)
Japanese Yen settling 6/15/09	43,796	446,670	459,727	13,057

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 6/15/09	67,835	$691,841	$712,064	$20,223
Japanese Yen settling 6/15/09	1,819	18,756	19,094	338
Japanese Yen settling 6/15/09	4,272	43,849	44,843	994
Japanese Yen settling 8/17/09	3,630	36,666	38,131	1,465
Japanese Yen settling 8/17/09	2,467	25,028	25,914	886
Japanese Yen settling 8/17/09	10,103	105,579	106,125	546
Japanese Yen settling 8/17/09	44,965	472,098	472,326	228
Japanese Yen settling 8/17/09	65,840	691,270	691,605	335
New Zealand Dollar settling 6/15/09	117	58,751	74,896	16,145
New Zealand Dollar settling 8/17/09	93	56,392	59,310	2,918
Norwegian Krone settling 6/15/09	387	56,135	61,372	5,237
Norwegian Krone settling 6/15/09	1,332	193,130	211,235	18,105
Norwegian Krone settling 6/15/09	929	132,809	147,325	14,516
Norwegian Krone settling 8/17/09	375	56,180	59,347	3,167
Norwegian Krone settling 8/17/09	1,027	159,792	162,531	2,739
Norwegian Krone settling 8/17/09	1,216	189,199	192,442	3,243
Swedish Krona settling 6/15/09	127	13,876	16,782	2,906
Swedish Krona settling 6/15/09	151	18,295	19,954	1,659
Swedish Krona settling 6/15/09	1,115	147,666	147,343	(323)
Swedish Krona settling 6/15/09	1,257	166,472	166,108	(364)
Swedish Krona settling 8/17/09	1,415	188,260	186,957	(1,303)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 8/17/09	248	$32,779	$32,767	$(12)
Swiss Franc settling 6/15/09	51	44,805	47,768	2,963
Swiss Franc settling 6/15/09	317	288,268	296,912	8,644
Swiss Franc settling 6/15/09	41	37,284	38,402	1,118
Swiss Franc settling 8/17/09	41	37,310	38,430	1,120
Sale Contracts:
Australian Dollar settling 6/15/09	235	182,611	188,032	(5,421)
British Pound settling 6/15/09	823	1,143,172	1,330,158	(186,986)
British Pound settling 6/15/09	29	40,624	46,871	(6,247)
British Pound settling 6/15/09	103	149,160	166,472	(17,312)
British Pound settling 6/15/09	142	207,618	229,505	(21,887)
British Pound settling 6/15/09	29	42,401	46,871	(4,470)
British Pound settling 6/15/09	47	69,100	75,963	(6,863)
British Pound settling 6/15/09	17	25,462	27,476	(2,014)
British Pound settling 8/17/09	116	169,223	186,951	(17,728)
British Pound settling 8/17/09	18	26,380	29,085	(2,705)
British Pound settling 8/17/09	20	30,119	32,316	(2,197)
British Pound settling 8/17/09	24	37,168	38,780	(1,612)
British Pound settling 8/17/09	1,019	1,594,052	1,646,522	(52,470)
British Pound settling 8/17/09	171	267,500	276,305	(8,805)
Canadian Dollar settling 6/15/09	26	21,087	23,817	(2,730)
Canadian Dollar settling 6/15/09	190	148,616	173,590	(24,974)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar settling 6/15/09	53	$41,565	$48,550	$(6,985)
Canadian Dollar settling 6/15/09	15	11,795	13,740	(1,945)
Canadian Dollar settling 6/15/09	35	28,197	32,061	(3,864)
Canadian Dollar settling 8/17/09	58	50,054	53,152	(3,098)
Canadian Dollar settling 8/17/09	266	232,344	243,307	(10,963)
Canadian Dollar settling 8/17/09	53	46,382	48,570	(2,188)
Canadian Dollar settling 8/17/09	31	28,317	28,409	(92)
Euro settling 6/15/09	33	42,694	46,648	(3,954)
Euro settling 6/15/09	228	287,757	322,293	(34,536)
Euro settling 6/15/09	29	37,102	40,993	(3,891)
Euro settling 6/15/09	21	27,692	29,685	(1,993)
Euro settling 6/15/09	52	70,951	73,505	(2,554)
Euro settling 6/15/09	63	84,997	89,055	(4,058)
Euro settling 6/15/09	415	571,671	586,630	(14,959)
Euro settling 8/17/09	60	82,659	84,770	(2,111)
Euro settling 8/17/09	24	33,103	33,484	(381)
Japanese Yen settling 6/15/09	1,773	18,199	18,611	(412)
Japanese Yen settling 6/15/09	3,191	32,246	33,496	(1,250)
Japanese Yen settling 6/15/09	1,619	16,333	16,995	(662)
Japanese Yen settling 6/15/09	4,241	43,578	44,518	(940)
Japanese Yen settling 6/15/09	11,085	113,622	116,359	(2,737)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen settling 6/15/09	44,965	$471,801	$471,998	$(197)
Japanese Yen settling 6/15/09	65,840	690,835	691,123	(288)
Japanese Yen settling 8/17/09	7,836	82,679	82,312	367
Japanese Yen settling 8/17/09	27,703	292,812	291,001	1,811
New Zealand Dollar settling 6/15/09	24	13,618	15,364	(1,746)
New Zealand Dollar settling 6/15/09	93	56,590	59,533	(2,943)
Norwegian Krone settling 6/15/09	116	17,089	18,396	(1,307)
Norwegian Krone settling 6/15/09	197	30,987	31,241	(254)
Norwegian Krone settling 6/15/09	92	13,750	14,590	(840)
Norwegian Krone settling 6/15/09	1,027	160,061	162,867	(2,806)
Norwegian Krone settling 6/15/09	1,216	189,517	192,839	(3,322)
Norwegian Krone settling 8/17/09	1,591	247,109	251,788	(4,679)
Swedish Krona settling 6/15/09	487	57,196	64,355	(7,159)
Swedish Krona settling 6/15/09	1,125	127,329	148,665	(21,336)
Swedish Krona settling 6/15/09	213	24,008	28,147	(4,139)
Swedish Krona settling 6/15/09	191	22,439	25,240	(2,801)
Swedish Krona settling 6/15/09	243	30,201	32,112	(1,911)
Swedish Krona settling 6/15/09	219	27,218	28,940	(1,722)
Swedish Krona settling 6/15/09	172	20,668	22,729	(2,061)
Swedish Krona settling 8/17/09	158	19,475	20,876	(1,401)
Swedish Krona settling 8/17/09	1,257	166,435	166,081	354

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona settling 8/17/09	1,115	$147,633	$147,319	$314
Swiss Franc settling 6/15/09	61	53,093	57,134	(4,041)
Swiss Franc settling 6/15/09	290	252,411	271,623	(19,212)
Swiss Franc settling 6/15/09	31	27,602	29,035	(1,433)
Swiss Franc settling 6/15/09	27	23,581	25,289	(1,708)
Swiss Franc settling 8/17/09	317	288,444	297,131	(8,687)
Swiss Franc settling 8/17/09	471	37,307	38,430	(1,123)

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2009.
(b)	When-Issued or delayed delivery security.
(c)	Variable rate coupon, rate shown as of May 31, 2009.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2009 and the aggregate market value of this security amounted to $350,000 or 0.3% of net assets.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $27,550 or 0.0% of net assets.
(g)	Investment in affiliated money market mutual fund.
(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,950,047 and gross unrealized depreciation of investments was $(4,339,886), resulting in net unrealized appreciation of $1,610,161.

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

As of May 31, 2009, the Strategy held 68.4% of its total investments in municipal bonds. Of the total investments in municipal bonds, 60.0% is insured (8.0% of this amount represents the Strategy’s holding in pre-refunded insured bonds).

An amount equivalent to U.S. $2,878 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	- ACA Financial Guaranty Corporation
ADR	- American Depositary Receipt
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
COP	- Certificate of Participation
EDA	- Economic Development Agency
EDC	- Economic Development Corporation
FDR	- Fiduciary Depositary Receipt
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GAN	- Grant Anticipation Note
GDR	- Global Depositary Receipt
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
ISD	- Independent School District
LP	- Limited Partnership
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Strategy adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$30,362,142		$7,066
Level 2	94,317,893	+	(437,063)
Level 3	28,855		(197,625)

Total	$124,708,890		$(627,622)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 8/31/08	$35,640	$(50,400)
Accrued discounts /premiums	0	–
Realized gain (loss)	(46,113)	– *
Change in unrealized appreciation/depreciation	38,345	(386,663)
Net purchases (sales)	983	–
Net transfers in and/or out of Level 3	0	–

Balance as of 5/31/09	$28,855	$(437,063)

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$38,345	$(386,663)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2009